UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

BRIDGEWAY FUNDS, INC.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Date of fiscal year end: June 30

Date of reporting period: January 1, 2007—March 31, 2007

Item 1.	Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—97.99%

Apparel—7.57%
Coach, Inc. *+	173,900	8,703,695
CROCS, Inc. * +	145,400	6,870,150
Guess?, Inc.	318,000	12,875,820

		28,449,665

Banks—1.31%
US Bancorp +	141,000	4,930,770

Chemicals—4.58%
Albemarle Corp.	234,000	9,673,560
Cabot Corp.	158,100	7,546,113

		17,219,673

Commercial Services—2.48%
Huron Consulting Group, Inc. +	57,500	3,498,300
TeleTech Holdings, Inc.	158,400	5,811,696

		9,309,996

Computers—3.77%
Apple, Inc. * +	67,400	6,262,134
Cognizant Technology Solutions Corp. *	41,200	3,636,724
Research In Motion Ltd. * +	31,400	4,285,786

		14,184,644

Diversified Financial Services—8.65%
First Marblehead Corp. +	78,000	3,501,420
Goldman Sachs Group, Inc. +	49,500	10,228,185
IntercontinentalExchange, Inc. *	24,700	3,018,587
Merrill Lynch & Co., Inc. +	92,400	7,546,308
Morgan Stanley +	104,300	8,214,668

		32,509,168

Electric Companies—0.78%
National Grid, PLC **	13,200	1,040,292
Enel SpA **	35,400	1,893,900

		2,934,192

Electrical Equipments—2.01%
Belden CDT, Inc.	71,900	3,853,121
General Cable Corp. *	69,600	3,718,728

		7,571,849

Electronics—6.63%
Avnet, Inc. * +	218,000	7,878,520
FEI Co. *	473,100	17,059,986

		24,938,506

Engineering and Construction—2.05%
McDermott International, Inc. *	157,200	7,699,656

Forest Products & Paper—1.20%
Rock—Tenn Co.	135,700	4,505,240

Insurance—1.56%
WR Berkley Corp.	61,850	2,048,472
Odyssey Re Holdings Corp.	97,500	3,832,725

		5,881,197

Iron/Steel—5.29%
Chaparral Steel Co.	82,100	4,775,757
Cleveland-Cliffs, Inc.	107,800	6,900,278
Tenaris SA **	179,000	8,216,100

		19,892,135

Lodging—2.04%
MGM Mirage * +	110,500	7,681,960

Machinery—Construction & Mining—2.07%
Brush Engineered Materials, Inc. *	79,400	3,848,518
Southern Copper Corp. +	55,100	3,948,466

		7,796,984

Media—3.68%
DIRECTV Group, Inc./The *	156,800	3,617,376
EchoStar Communications Corp.	59,000	2,562,370
Entergy Corp.	24,400	2,560,048
Comcast Corp., Class A *	154,350	3,931,295
Xcel Energy, Inc.	46,000	1,135,740

		13,806,829

Miscellaneous Manufacturing—1.31%
Ceradyne, Inc. *	90,300	4,943,022

Oil & Gas—2.35%
Holly Corp	72,700	4,311,110
Tesoro Corp. +	45,000	4,519,350

		8,830,460

Oil & Gas Services—1.11%
Dril-Quip, Inc. *	96,800	4,189,504

Pharmaceuticals—8.93%
Bristol-Myers Squibb Co. +	174,300	4,838,568
Cephalon, Inc. * +	82,300	5,860,583
Gilead Sciences, Inc. *	58,800	4,498,200
Merck & Co., Inc.	151,200	6,678,504
NBTY, Inc. *	220,800	11,711,232

		33,587,087

Real Estate—1.00%
CB Richard Ellis Group, Inc. *	110,500	3,776,890

Retail—10.85%
Big Lots, Inc. * +	770,100	24,088,728
Carmax, Inc. *	138,600	3,401,244
Jack in the Box, Inc. *	53,300	3,684,629
Kohl’s Corp. * +	80,800	6,190,088
Nordstrom, Inc. +	65,100	3,446,394

		40,811,083

Savings & Loans—1.09%
Washington Mutual, Inc. +	101,100	4,082,418

Semiconductors—4.90%
Amkor Technology, Inc. * +	674,700	8,420,256
Varian Semiconductor Equipment Associates, Inc. *	187,200	9,992,736

		18,412,992

Software—1.52%
Oracle Corp. * +	315,200	5,714,576

Telecommunications—9.26%
AT&T, Inc. +	395,297	15,586,561
BT Group PLC **	78,600	4,716,786
Cisco Systems, Inc. *	156,400	3,992,892
Dobson Communications Corp. *	67,904	583,295
Telefonica SA **	22,850	1,517,240
Vimpel-Communications **	26,000	2,465,840
Verizon Communications, Inc. +	157,000	5,953,440

		34,816,054

Transportation—0.00% #
Kirby Corp. *		20	700

TOTAL COMMON STOCKS (Cost $310,097,942)			368,477,250

PURCHASED CALL OPTIONS—0.05%
Walt Disney Co. Expiring: July, 2007 at $35.00		1,350	202,500

TOTAL PURCHASED CALL OPTIONS (Cost $340,389)			202,500

	Rate^	Shares	Value
MONEY MARKET MUTUAL FUNDS—0.54%
Blackrock Temp Cash Liquidity Fund	5.23%	2,017,693	2,017,693

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $2,017,693)			2,017,693

TOTAL INVESTMENTS—98.58% (Cost $312,456,024)			$370,697,443

Other Assets in Excess of Liabilities—1.42%			5,326,392

NET ASSETS—100.00%			$376,023,835

*	Non Income Producing Security
**	ADR—American Depository Receipt
^	Rate disclosed is as of March 31, 2007
#	Less than 0.005% of Net Assets
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $125,730,920 at March 31, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—97.48%

Apparel—6.48%
Coach, Inc. * +	130,200	6,516,510
CROCS, Inc. *	230,400	10,886,400
Guess?, Inc.	476,000	19,273,240

		36,676,150

Banks—0.49%
US Bancorp +	79,000	2,762,630

Biotechnology—0.44%
Amgen, Inc. *	44,500	2,486,660

Chemicals—3.65%
Albemarle Corp.	359,800	14,874,132
Potash Corp. of Saskatchewan	36,100	5,773,473

		20,647,605

Commercial Services—2.51%
Huron Consulting Group, Inc. *	89,300	5,433,012
TeleTech Holdings, Inc. *	239,700	8,794,593

		14,227,605

Computers—5.28%
Apple, Inc. *	136,100	12,645,051
Cognizant Technology Solutions Corp. *	61,900	5,463,913
Hewlett-Packard Co.	138,900	5,575,446
Research In Motion Ltd. * +	45,600	6,223,944

		29,908,354

Diversified Financial Services—7.98%
First Marblehead Corp. +	113,850	5,110,726
Goldman Sachs Group, Inc.	73,300	15,145,979
IntercontinentalExchange, Inc. *	38,300	4,680,643
JPMorgan Chase & Co.	72,400	3,502,712
Merrill Lynch & Co., Inc. +	56,800	4,638,856
Morgan Stanley +	153,600	12,097,536

		45,176,452

Electric—2.20%
Belden CDT, Inc.	111,300	5,964,567
Enel SPA.	200	10,700
General Cable Corp. *	107,700	5,754,411
National Grid plc	9,300	732,933

		12,462,611

Electronics—3.90%
Avnet, Inc. * +	466,700	16,866,538
Novatel, Inc. *	141,300	5,236,578

		22,103,116

Engineering & Construction—2.09%
McDermott International, Inc. *	242,250	11,865,405

Insurance—1.39%
Odyssey Re Holdings Corp.	149,700	5,884,707
WR Berkley Corp.	59,950	1,985,544

		7,870,251

Internet—0.97%
CDC Corp., Class A * +	608,300	5,499,032

Iron/Steel—3.47%
Chaparral Steel Co.	122,800	7,143,276
Cleveland-Cliffs, Inc. +	133,600	8,551,736
Tenaris SA **	86,500	3,970,350

		19,665,362

Lodging—1.02%
MGM Mirage * +	82,700	5,749,304

Media—3.38%
Comcast Corp., Class A *	144,700	3,685,509
DIRECTV Group, Inc. *	339,900	7,841,493
EchoStar Communications Corp. *	14,200	616,706
Entergy Corp.	36,600	3,840,072
Xcel Energy, Inc.	127,600	3,150,444

		19,134,224

Metal Fabrication—1.13%
Precision Castparts Corp.	61,300	6,378,265

Mining—3.42%
Alcoa, Inc. +	199,900	6,776,610
Brush Engineered Materials, Inc. *	132,900	6,441,663
Southern Copper Corp. +	85,300	6,112,598

		19,330,871

Miscellaneous Manufacturers—0.60%
Ceradyne, Inc. * +	61,567	3,370,178

Oil & Gas—3.48%
Frontier Oil Corp.	192,600	6,286,464
Holly Corp.	108,700	6,445,910
Tesoro Corp. +	69,300	6,959,799

		19,692,173

Oil & Gas Services—3.62%
Dril-Quip, Inc. *	278,600	12,057,808
Schlumberger Ltd. +	122,200	8,444,020

		20,501,828

Pharmaceuticals—9.50%
Bristol-Myers Squibb Co. +	465,500	12,922,280
Cephalon, Inc. * +	123,500	8,794,435
Gilead Sciences, Inc. *	83,400	6,380,100
Merck & Co., Inc. +	171,000	7,553,070
NBTY, Inc. *	341,600	18,118,464

		53,768,349

Real Estate—0.98%
CB Richard Ellis Group, Inc. *	162,400	5,550,832

Retail—11.02%
Big Lots, Inc. * +	1,128,200	35,290,096
Carmax, Inc. *	212,000	5,202,480
Jack in the Box, Inc. *	82,700	5,717,051
Kohl’s Corp. * +	141,500	10,840,315
Nordstrom, Inc. +	100,700	5,331,058

		62,381,000

Savings & Loans—0.80%
Sovereign Bancorp, Inc.	85,500	2,175,120
Washington Mutual, Inc.	58,000	2,342,040

		4,517,160

Semiconductors—3.86%
Amkor Technology, Inc. *	521,278	6,505,549
Varian Semiconductor Equipment Associates, Inc. *	287,300	15,336,074

		21,841,623

Software—1.49%
Oracle Corp. * +	464,500	8,421,385

Telecommunications—11.15%
America Movil SAB de CV ** +	311,000	14,862,690
AT&T, Inc.	424,095	16,722,066
BT Group PLC **	116,000	6,961,160
Cisco Systems, Inc. *	324,300	8,279,379
Corning, Inc. *	180,200	4,097,748
Dobson Communications Corp. *	167,371	1,437,717
Telefonica SA **	58,300	3,871,120
Verizon Communications, Inc. +	84,900	3,219,408
Vimpel-Communications **	39,000	3,698,760

		63,150,048

Transportation—1.18%
American Commercial Lines, Inc. * +	212,400	6,679,980

TOTAL COMMON STOCKS (Cost $462,502,230)		551,818,453

Options—0.05%
Walt Disney Co., 07/21/07, strike 35	2,100	315,000

TOTAL OPTIONS (Cost $499,741)		315,000

TOTAL INVESTMENTS—97.53% (Cost $463,001,971)		$552,133,453

Other Assets in Excess of Liabilities—2.47%		13,940,653

NET ASSETS—100.00%		$566,074,106

*	Non Income Producing Security
**	ADR—American Depository Receipt
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $164,964,948 at March 31, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY ULTRA SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—95.71%

Airlines—1.05%
Midwest Air Group, Inc. *	103,600	1,399,636

Apparel—2.05%
Everlast Worldwide, Inc. *	23,000	461,840
G-III Apparel Group, Ltd. * +	119,200	2,270,760

		2,732,600

Auto Parts & Equipment—1.45%
Spartan Motors, Inc.	83,400	1,935,714

Banks—1.70%
Community Bancorp NV *	41,800	1,285,350
First Regional Bancorp *	5,700	169,290
Greene County Bancshares, Inc.	18,200	617,162
Pacific State Bancorp *	9,200	200,928

		2,272,730

Biotechnology—0.32%
Harvard Bioscience, Inc. *	89,200	429,944

Chemicals—2.24%
ICO, Inc. *	237,500	1,458,250
Landec Corp. *	107,800	1,528,604

		2,986,854

Commercial Services—5.50%
CPI Corp.	54,000	2,835,540
Dollar Financial Corp. *	107,200	2,712,160
PRG-Schultz International, Inc. * +	125,200	1,789,108

		7,336,808

Computers—2.12%
Cray, Inc. *	119,000	1,641,010
Datalink Corp. *	45,000	352,350
Synplicity, Inc. *	75,400	527,046
Transact Technologies, Inc. *	43,700	304,152

		2,824,558

Consultants & Agencies—0.70%
First Consulting Group, Inc. *	103,000	937,300

Distribution—Wholesale—0.92%
Chindex International, Inc. * +	70,200	1,222,884

Diversified Financial Services—4.48%
US Global Investors, Inc., Class A +	231,800	5,971,168

Electrical Equipment—0.78%
AZZ, Inc. *	24,800	1,041,600

Electronics—2.38%
Excel Technology, Inc. *	48,300	1,320,039
Novatel, Inc. *	50,100	1,856,706

		3,176,745

Engineering & Construction—0.09%
Goldfield Corp. * +	118,000	118,000

Entertainment—0.27%
Gaming Partners International Corp.	20,000	364,000

Food—6.06%
Cal-Maine Foods, Inc. +	208,900	2,809,705
Imperial Sugar Co. +	99,700	3,342,941
M&F Worldwide Corp. *	34,200	1,628,262
Overhill Farms, Inc. *	42,000	297,780

		8,078,688

Hand/Machine Tools—1.22%
Hardinge, Inc.	53,600	1,402,176
K-Tron International, Inc. *	3,100	222,363

		1,624,539

Healthcare—Products—1.64%
Alpha PRO Tech, Ltd. *	100,000	320,000
Angeion Corp. * +	104,400	1,534,680
Bovie Medical Corp. *	30,000	213,000
MTS Medication Technologies, Inc. *	11,000	123,090

		2,190,770

Healthcare—Services—2.83%
Air Methods Corp. *	101,246	2,431,929
RadNet, Inc. * +	143,000	816,530
US Physical Therapy, Inc. *	37,900	527,568

		3,776,027

Insurance—6.70%
American Physicians Capital, Inc. *	59,550	2,386,764
Meadowbrook Insurance Group, Inc. *	180,000	1,978,200
Mercer Insurance Group, Inc.	74,900	1,489,761
Navigators Group, Inc. *	18,000	903,060
Procentury Corp.	93,900	2,178,480

		8,936,265

Internet—1.64%
TheStreet.com, Inc.	171,700	2,103,325
Web.com, Inc. *	18,800	82,344

		2,185,669

Iron/Steel—1.94%
Universal Stainless & Alloy *	54,500	2,587,115

Machinery—Diversified—6.39%
DXP Enterprises, Inc. * +	12,656	483,459
Gerber Scientific, Inc. *	80,000	848,800
Intevac, Inc. *	239,600	6,318,252
Paragon Technologies, Inc. *	8,500	48,620
Twin Disc, Inc.	19,300	824,110

		8,523,241

Metal Fabrication—Hardware—3.86%
Ampco-Pittsburgh Corp.	39,100	1,129,599
L.B. Foster Co., Class A *	55,900	1,152,099
Ladish Co., Inc. *	51,600	1,942,224
MFRI, Inc. *	50,000	927,000

		5,150,922

Miscellaneous Manufacturers—2.53%
Core Molding Technologies, Inc. *	50,000	390,000
GenTek, Inc. * +	63,500	2,162,810
LSB Industries, Inc. * +	53,000	825,210

		3,378,020

Oil & Gas—1.90%
Arabian American Development Corp. *	42,500	176,375
Transglobe Energy Corp. *	174,600	689,670
Vaalco Energy, Inc. *	321,481	1,665,272

		2,531,317

Oil & Gas Services—10.18%
Bolt Technology Corp. *		115,250	3,951,923
Boots & Coots International Well Control, Inc. *		209,200	579,484
Dawson Geophysical Co. *		61,500	3,046,095
Matrix Service Co. *		200,800	4,062,184
Union Drilling, Inc. *		136,100	1,932,620

			13,572,306

Pharmaceuticals—0.49%
Draxis Health, Inc. *		100,000	648,000

Retail—7.79%
Books-A-Million, Inc.		37,900	539,696
Ezcorp, Inc., Class A *		401,118	5,908,468
PC Connection, Inc. * +		189,227	2,705,946
Zones, Inc. *		120,800	1,238,200

			10,392,310

Savings & Loans—0.19%
Heritage Financial Group		1,902	30,717
Rainier Pacific Financial Group		11,100	220,446

			251,163

Semiconductors—3.62%
Trio-Tech Internatonal		107,500	1,494,250
Ultra Clean Holdings, Inc. *		192,300	3,326,790

			4,821,040

Software—1.50%
Captaris, Inc. *		150,700	872,553
Opnet Technologies, Inc. *		83,000	1,121,330

			1,993,883

Telecommunications—7.14%
Anaren, Inc. *		61,600	1,084,776
Avici Systems, Inc. * +		148,000	1,690,160
Knology, Inc. *		149,600	2,368,168
PAETEC Holding Corp. *		79,300	831,064
SAVVIS, Inc. *		48,333	2,314,184
Tessco Technologies, Inc. *		45,500	1,237,145

			9,525,497

Transportation—1.00%
Celadon Group, Inc. *		79,850	1,333,495

Water—1.04%
Southwest Water Co.		96,500	1,391,530

TOTAL COMMON STOCKS (Cost $96,561,400)			127,642,338

	Rate^	Shares	Value
MONEY MARKET MUTUAL FUNDS—5.24%
Blackrock TempCash Liquidity Fund,
Institutional Shares #21	5.23%	6,681,741	6,681,741
Blackrock TempCash Liquidity Fund,
Institutional Shares #24	5.21	313,423	313,423

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $6,995,164)			6,995,164

TOTAL INVESTMENTS—100.95% (Cost $103,556,564)			$134,637,502

Liabilities in Excess of Other Assets—(0.95)%			(1,270,484)

NET ASSETS—100.00%			$133,367,018

*	Non Income Producing Security
^	Rate disclosed is as of March 31, 2007.
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $20,886,034 at March 31, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY ULTRA SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—94.57%

Advertising—0.76%
inVentiv Health, Inc. *	198,300	7,592,907
Traffix, Inc.	248,700	1,377,798

		8,970,705

Aerospace/Defense—0.12%
CPI Aerostructures, Inc. *	33,400	229,124
Ducommun, Inc. *	46,200	1,188,726

		1,417,850

Agriculture—0.81%
The Andersons, Inc. +	202,362	8,984,873
Maui Land & Pineapple Co., Inc. *	17,155	620,153

		9,605,026

Airlines—0.24%
Hawaiian Holdings, Inc. *	179,450	565,267
Midwest Air Group, Inc. *	167,309	2,260,345

		2,825,612

Apparel—0.88%
Ashworth, Inc. *	182,057	1,378,171
Cherokee, Inc.	52,400	2,256,344
Hartmarx Corp. *	213,500	1,579,900
Lakeland Industries, Inc. *	92,510	1,295,140
Sport-Haley, Inc.	104,900	445,825
Tandy Brands Accessories, Inc.	65,009	853,568
Unifi, Inc. *	441,900	1,272,672
Weyco Group, Inc.	48,675	1,264,577

		10,346,197

Auto Parts & Equipment—1.29%
Fuel Systems Solutions, Inc. *	81,750	1,514,010
Miller Industries, Inc. *	70,600	1,539,786
Noble International Ltd.	127,900	2,146,162
Proliance International, Inc. *	197,300	745,794
Spartan Motors, Inc.	161,647	3,751,827
Tenneco, Inc. *	73,000	1,858,580
Titan International, Inc. +	144,000	3,647,520

		15,203,679

Banks—9.86%
Abigail Adams National Bancorp	22,220	306,636
American River Bankshares	57,600	1,385,280
Ameris Bancorp	123,400	3,020,832
Appalachian Bancshares, Inc. *	33,500	666,650
Associated Banc-Corp. +	78,480	2,636,928
Bank of Florida Corp. *	56,000	1,058,400
Bank of Granite Corp.	124,722	2,235,018
Beach First National Bancshare *	16,613	390,405
Beverly Hills Bancorp, Inc.	76,426	580,838
Cadence Financial Corp.	57,670	1,153,400
Camden National Corp.	52,400	2,274,160

Capital Bank Corp.	67,400	1,162,650
Capital Corp. of the West	29,015	770,348
Cardinal Financial Corp.	287,700	2,871,246
Cass Information Systems, Inc.	91,882	3,101,936
Center Bancorp, Inc.	36,421	568,532
Center Financial Corp.	103,909	2,054,281
Central Bancorp, Inc.	12,300	369,000
Centrue Financial Corp.	31,200	604,344
Coast Financial Holdings, Inc. * +	110,585	763,037
CoBiz, Inc.	900	17,919
Columbia Bancorp	75,741	1,818,541
Community Bancorp *	118,876	3,655,437
Dearborn Bancorp, Inc. *	54,600	953,862
Enterprise Financial Services Corp.	59,487	1,665,636
Farmers Capital Bank Corp.	23,800	699,244
Fidelity Southern Corp.	57,476	1,094,343
Financial Institutions, Inc.	78,000	1,565,460
First Bancorp	109,500	2,341,110
First Community Bancshares, Inc.	35,796	1,396,044
First Mutual Bancshares, Inc.	20,418	441,437
First Regional Bancorp *	35,049	1,040,955
First South Bancorp, Inc. +	21,606	663,088
FNB Corp./PA +	8,640	145,584
FNB Corp./VA	37,603	1,347,315
FNB Financial Services Corp.	44,218	677,862
Gateway Financial Holdings, Inc.	94,122	1,368,534
GB&T Bancshares, Inc.	27,799	503,996
Glacier Bancorp, Inc.	1,458	35,050
Greater Community Bancorp	4,703	81,785
Greene County Bancshares, Inc.	85,613	2,903,137
Guaranty Federal Bancshares, Inc.	62,556	1,820,380
Heritage Commerce Corp.	97,637	2,488,767
Horizon Financial Corp.	73,875	1,631,160
Lakeland Bancorp, Inc.	44,267	599,818
Lakeland Financial Corp.	79,463	1,803,810
MBT Financial Corp.	55,400	715,214
MidWestOne Financial Group, Inc.	77,412	1,352,388
Nexity Financial Corp. *	18,754	219,422
North Valley Bancorp	49,900	1,253,987
Northeast Bancorp	4,700	87,655
Northrim BanCorp, Inc.	85,971	2,540,443
PAB Bankshares, Inc.	70,000	1,243,200
Pacific Mercantile Bancorp *	71,000	1,008,200
Pacific State Bancorp *	16,191	353,611
Peoples Bancorp, Inc.	75,600	1,996,596
Pinnacle Financial Partners, Inc. * +	127,700	3,896,127
Preferred Bank/Los Angeles, CA	63,750	2,499,638
Prosperity Bancshares, Inc.	15,418	535,621
SCBT Financial Corp.	33,883	1,228,598
Sierra Bancorp +	49,100	1,377,746
Smithtown Bancorp, Inc. +	70,730	1,838,980
Southern Community Financial Corp.	66,700	684,342
Southside Bancshares, Inc. +	97,659	2,237,368
Southwest Bancorp, Inc.	96,300	2,473,947
State Bancorp, Inc./NY	27,894	550,070
Sterling Financial Corp./WA	67,408	2,102,456
Suffolk Bancorp	42,800	1,381,584
Superior Bancorp *	61,700	666,360
Temecula Valley Bancorp, Inc. * +	78,000	1,665,300
Tennessee Commerce Bancorp, Inc. *	46,300	1,245,470
Umpqua Holdings Corp.	189,034	5,060,440
Univest Corp. of Pennsylvania	57,865	1,433,316

Vineyard National Bancorp	126,500	2,914,560
Virginia Commerce Bancorp * +	112,077	2,426,467
Virginia Financial Group, Inc.	36,150	937,370
Washington Trust Bancorp, Inc.	54,577	1,463,209
Webster Financial Corp.	28,741	1,379,855
West Bancorporation, Inc.	55,944	844,195
Wilshire Bancorp, Inc.	234,944	3,853,082

		116,201,012
Beverages—0.20%
Green Mountain Coffee Roasters, Inc. *	26,400	1,664,520
Peet’s Coffee & Tea, Inc. *	17,400	480,588
Redhook ALE Brewery, Inc. *	23,000	166,520

		2,311,628
Biotechnology—4.04%
Anesiva, Inc. *	150,464	1,038,202
Avant Immunotherapeutics, Inc. *	1,233,400	1,800,764
Avigen, Inc. * +	298,900	1,939,861
BioSphere Medical, Inc. *	126,900	933,984
Coley Pharmaceutical Group, Inc. *	56,422	540,523
CryoLife, Inc. *	356,000	2,993,960
CuraGen Corp. *	158,500	488,180
Cytogen Corp. *	18,209	37,875
Cytokinetics, Inc. *	144,900	1,008,504
Encysive Pharmaceuticals, Inc. * +	330,900	896,739
Entremed, Inc. * +	1,263,500	1,895,250
Exact Sciences Corp. *	595,200	1,595,136
GenVec, Inc. *	337,463	971,893
Immunogen, Inc. * +	20,157	96,552
Immunomedics, Inc. * +	64,001	293,125
Inovio Biomedical Corp. * +	250,700	809,761
Keryx Biopharmaceuticals, Inc. *	57,647	606,446
Kosan Biosciences, Inc. *	15,772	86,746
Lexicon Genetics, Inc. *	305,300	1,108,239
Lifecell Corp. * +	299,250	7,472,272
Maxygen, Inc. *	183,751	2,048,824
Monogram Biosciences, Inc. *	754,390	1,463,517
Neose Technologies, Inc. *	672,200	1,727,554
Novavax, Inc. *	206,690	535,327
Oscient Pharmaceuticals Corp. *	68,890	362,361
Panacos Pharm, Inc. *	118,856	550,303
Repligen Corp. *	280,554	886,551
Sangamo Biosciences, Inc. * +	370,100	2,516,680
Seattle Genetics, Inc. *	373,255	3,056,958
Sonus Pharmaceuticals, Inc. *	409,200	2,058,276
StemCells, Inc * +	602,800	1,519,056
Stratagene Corp. *	23,761	192,939
Supergen, Inc. *	260,609	1,537,593
Third Wave Technologies, Inc. *	182,277	929,613
Vical, Inc. *	337,600	1,627,232

		47,626,796
Building Materials—0.20%
AAON, Inc.	60,287	1,575,299
Comfort Systems USA, Inc.	43,900	525,922
International Aluminum Corp.	5,120	271,104

		2,372,325
Chemicals—1.40%
Aceto Corp.	128,044	1,011,548
American Pacific Corp. *	35,524	412,078

American Vanguard Corp. +	152,000	2,597,680
Balchem Corp.	181,575	3,210,246
ICO, Inc. *	205,490	1,261,709
Landec Corp. *	205,000	2,906,900
Lesco, Inc. *	56,894	822,687

NewMarket Corp.	29,200	1,187,564
Omnova Solutions, Inc. *	98,000	535,080
Penford Corp.	11,592	233,463
Quaker Chemical Corp.	99,700	2,373,857

		16,552,812

Commercial Services—4.44%
Bankrate, Inc. * +	144,800	5,102,752
Barrett Business Services	99,331	2,289,580
Carriage Services, Inc. *	134,500	1,088,105
Collectors Universe	149,000	2,087,490
Corvel Corp. *	75,433	2,281,848
CPI Corp.	57,600	3,024,576
Diamond Management & Technology Consultants, Inc.	4,600	53,774
Edgewater Technology, Inc. *	100,000	844,000
Franklin Covey Co. *	192,400	1,519,960
The Geo Group, Inc. *	114,300	5,180,076
Healthcare Services Group	35,550	1,018,507
Hill International, Inc. * +	75,000	534,000
HMS Holdings Corp. *	218,000	4,774,200
Home Solutions of America, Inc. * +	403,900	1,918,525
ICT Group, Inc. *	69,828	1,221,990
Intersections, Inc. *	218,900	2,199,945
Kendle International, Inc. *	22,390	795,293
Learning Tree International, Inc. *	10,737	120,791
Medifast, Inc. * +	71,985	515,413
Multi-Color Corp.	59,136	2,073,899
National Research Corp.	40,300	866,450
On Assignment, Inc. *	173,500	2,153,135
PeopleSupport, Inc. *	205,900	2,357,555
RCM Technologies, Inc. *	170,459	1,215,373
Rewards Network, Inc. *	205,000	1,086,500
Standard Parking Corp. *	81,100	2,868,507
Team, Inc. *	35,760	1,364,244
Universal Security Instruments, Inc. *	50,700	1,741,545

		52,298,033

Computers—3.62%
Ansoft Corp. *	100,600	3,182,984
Comtech Group, Inc. *	36,492	637,880
Cray, Inc. *	236,300	3,258,577
Datalink Corp. *	382,100	2,991,843
Dataram Corp.	8,187	33,649
Dot Hill Systems Corp. *	516,068	1,883,648
Immersion Corp. *	273,226	2,464,498
Integral Systems, Inc.	77,500	1,873,175
InterVoice, Inc. *	268,300	1,781,512
LaserCard Corp. * +	162,100	1,911,159
Magma Design Automation, Inc. *	220,300	2,634,788
Netscout Systems, Inc. *	236,500	2,140,325
Printronix, Inc.	69,800	966,730
Radiant Systems, Inc. *	141,800	1,847,654
Rimage Corp. *	112,700	2,920,057
SI International, Inc. *	76,700	2,202,057
Stratasys, Inc. * +	80,200	3,426,144
Synplicity, Inc. *	320,700	2,241,693
TechTeam Global, Inc. *	190,370	2,379,625
Transact Technologies, Inc. *	155,331	1,081,104
Xanser Corp. *	151,200	831,600

		42,690,702

Distribution/Wholesale—0.73%

Bell Microproducts, Inc. *	207,300	1,326,720
Central European Distribution Corp. * +	52,125	1,517,359
Handleman Co. +	123,100	858,007
Industrial Distribution Group, Inc. *	131,200	1,638,688
Infosonics Corp. * +	297,200	1,078,836
Navarre Corp. * +	223,644	838,665
Rentrak Corp. *	83,800	1,309,794

		8,568,069

Diversified Financial Services—1.73%
AeroCentury Corp. *	71,952	1,092,231
Asta Funding, Inc. +	62,100	2,681,478
Consumer Portfolio Services *	332,800	2,046,720
Delta Financial Corp. +	195,600	1,617,612
Federal Agricultural Mortgage Corp.	83,900	2,282,080
Marlin Business Services *	93,800	2,052,344
Nexcen Brands, Inc. *	186,054	1,845,656
Nicholas Financial, Inc. *	118,500	1,318,905
Sanders Morris Harris Group, Inc.	225,109	2,397,411
TradeStation Group, Inc. *	245,974	3,096,813

		20,431,250

Electric—0.22%
Central Vermont Public Service Corp.	81,600	2,351,712
Unitil Corp.	9,400	255,398

		2,607,110

Electrical Components & Equipment—0.76%
Active Power, Inc. *	425,625	825,713
American Superconductor Corp. * +	125,100	1,685,097
C&D Technologies, Inc. +	76,600	385,298
The Lamson & Sessions Co. * +	203,600	5,658,044
Nortech Systems, Inc. *	1,400	11,480
TII Network Technologies, Inc. * +	143,700	347,754

		8,913,386

Electronics—2.03%
Advanced Photonix, Inc. * +	156,350	309,573
Axsys Technologies, Inc. *	86,887	1,371,077
Cyberoptics Corp. *	59,700	832,815
DDi Corp. *	147,100	1,006,164
FARO Technologies, Inc. *	145,600	4,203,472
Frequency Electronics, Inc.	14,600	159,432
Keithley Instruments, Inc.	86,552	1,323,380
Measurement Specialties, Inc. *	104,500	2,357,520
Merix Corp. *	286,700	2,356,674
Napco Security Systems, Inc. *	177,334	939,870
OI Corp.	35,200	389,312
OYO Geospace Corp. *	36,600	2,595,672
Planar Systems, Inc. *	120,000	1,040,400
Tech Research Corp.	83,900	412,788
UQM Technologies, Inc. * +	191,100	793,065
X-Rite, Inc.	148,500	1,923,075
Zygo Corp. *	116,600	1,866,766

		23,881,055

Energy—Alternate Sources—0.15%
Evergreen Solar, Inc. * +	178,400	1,739,400

Engineering & Construction—0.61%
Layne Christensen Co. *	161,900	5,896,398
Michael Baker Corp. *	51,700	1,256,310

		7,152,708

Entertainment—0.60%
Canterbury Park Holding Corp.	59,400	840,510
Dover Motorsports, Inc.	34,057	178,799
Gaming Partners International Corp.	124,800	2,271,360
Silverleaf Resorts, Inc. * +	388,800	1,804,032
Steinway Musical Instruments	61,400	1,981,378

		7,076,079

Environmental Control—1.21%
Ceco Environmental Corp. *	60,575	756,582
Clean Harbors, Inc. *	157,947	7,142,363
Darling International, Inc. *	424,600	2,759,900
Waste Industries USA, Inc.	130,900	3,595,823

		14,254,668

Food—2.33%
Cal-Maine Foods, Inc. +	312,700	4,205,815
Cuisine Solutions, Inc. *	65,800	475,076
Imperial Sugar Co. +	121,316	4,067,725
Lifeway Foods, Inc. * +	156,302	1,408,281
M&F Worldwide Corp. *	106,598	5,075,131
Rocky Mountain Chocolate Factory, Inc.	108,136	1,463,080
Spartan Stores, Inc.	343,650	9,209,820
Village Super Market	12,300	1,174,527
Zapata Corp. *	57,600	411,840

		27,491,295

Forest Products & Paper—0.21%
Mercer International, Inc. * +	183,187	2,190,917
Pope & Talbot, Inc. * +	48,900	330,075

		2,520,992

Gas—0.54%
Chesapeake Utilities Corp.	57,400	1,775,956

EnergySouth, Inc.	56,450	2,366,949
SEMCO Energy, Inc. *	297,000	2,263,140

		6,406,045

Hand/Machine Tools—0.11%
K-Tron International, Inc. *	10,600	760,338
LS Starrett Co.	29,200	525,600

		1,285,938

Healthcare—Products—5.14%
Abaxis, Inc. *	169,700	4,135,589
Angiodynamics, Inc. *	83,256	1,406,194
Arrhythmia Research Technology, Inc.	47,675	1,250,039
Atrion Corp.	39,148	3,594,569
Biolase Technology, Inc. *	220,100	2,141,573
Bovie Medical Corp. *	286,900	2,036,990
Candela Corp. *	121,000	1,381,820
Cantel Medical Corp. *	64,599	994,179
Cerus Corp. *	132,402	893,714
Cholestech Corp. *	114,900	1,980,876
Criticare Systems, Inc. *	60,350	232,951
Endologix, Inc. *	589,800	2,317,914
EPIX Pharmaceuticals, Inc. * +	141,993	951,353
E-Z-EM, Inc. *	53,100	853,848
Hanger Orthopedic Group, Inc. *	146,317	1,707,519
IRIS International, Inc. * +	10	140
Lifecore Biomedical, Inc. *	217,646	4,085,215
Medical Action Industries, Inc. *	111,900	2,674,410
Merit Medical Systems, Inc. *	17,500	219,625
Microtek Medical Holdings, Inc. *	440,000	2,094,400
Micrus Endovascular Corp. *	127,500	3,039,600
Natus Medical, Inc. *	138,600	2,462,922
Neurometrix, Inc. * +	126,195	1,225,353
NMT Medical, Inc. *	171,100	2,326,960
NXStage Medical, Inc. *	77,421	1,031,248
Orthologic Corp. *	441,899	689,362
PhotoMedex, Inc. * +	404,800	550,528
Rochester Medical Corp. * +	128,000	2,915,840
Somanetics Corp. *	167,852	3,346,969
Sonic Innovations, Inc. *	39,335	332,381
SRI/Surgical Express, Inc. *	6,755	34,045
Tutogen Medical, Inc. *	192,800	1,619,520
Utah Medical Products, Inc.	49,900	1,700,592
Vital Images, Inc. *	1,851	61,564
Zoll Medical Corp. *	160,200	4,269,330

		60,559,132

Healthcare—Services—2.07%
Air Methods Corp. * +	115,939	2,784,855
Alliance Imaging, Inc. *	335,992	2,933,210
Almost Family, Inc. *	11,600	288,840
Amedisys, Inc. * +	228,134	7,398,386
Five Star Quality Care, Inc. *	171,900	1,767,132
Hythiam, Inc. * +	270,099	1,836,673
I-Trax, Inc. * +	483,957	1,901,951
NovaMed, Inc. *	194,400	1,259,712
Psychiatric Solutions, Inc. *	104,600	4,216,426

		24,387,185

Holding Companies—Diversified Operations—0.23%
Resource America, Inc.	114,900	2,715,087

Home Builders—0.55%
Amrep Corp. +	17,100	1,320,975
Cavco Industries, Inc. *	53,700	1,876,815
Modtech Holdings, Inc. *	198,400	622,976
Nobility Homes, Inc.	16,300	388,755
Skyline Corp.	72,600	2,449,524

		6,659,045

Home Furnishings—0.70%
Audiovox Corp. *	85,900	1,265,307
Cobra Electronics Corp.	174,800	1,810,928
Digital Theater System, Inc. *	112,000	2,713,760
Koss Corp.	4,138	84,208
Universal Electronics, Inc. *	84,315	2,349,016

		8,223,219

Household Products/Wares—0.14%
Nashua Corp. *	38,600	343,540
Russ Berrie & Co., Inc. *	90,400	1,274,640

		1,618,180

Housewares—0.20%
National Presto Industries	38,804	2,391,879

Insurance—2.62%
21st Century Holding Co.	97,611	1,745,285
American Independence Corp. *	45,135	473,015
Amerisafe, Inc. *	108,900	2,052,765
Donegal Group, Inc., Class A	185,425	3,148,516
Investors Title Co.	56,432	2,840,222
Meadowbrook Insurance Group, Inc. *	370,400	4,070,696
Mercer Insurance Group, Inc.	144,257	2,869,272
NYMAGIC, Inc.	62,400	2,549,040
Penn Treaty American Corp. *	162,300	981,915
PMA Capital Corp. *	24,706	231,989
Procentury Corp.	124,200	2,881,440
SCPIE Holdings, Inc. *	89,550	2,032,785
SeaBright Insurance Holdings, Inc. *	150,350	2,766,440
Specialty Underwriters’ Alliance, Inc. *	209,308	1,617,951
United America Indemnity Ltd. *	28,704	665,933

		30,927,264

Internet—4.58%
Access Integrated Technologies * +	36,700	199,281
ActivIdentity Corp. *	453,900	2,292,195
Aladdin Knowledge Systems *	51,974	897,591
Art Technology Group, Inc. *	1,112,200	2,580,304
Centillium Communications, Inc. *	374,700	719,424
Corillian Corp. *	642,786	3,207,502
Drugstore.Com *	645,534	1,665,478
ePlus, Inc. *	100,800	1,073,520
Expedia, Inc. *	144,098	3,340,191
Harris Interactive, Inc. *	473,800	2,857,014
IAC/InterActive Corp. * +	144,098	5,433,935
I-many, Inc. *	523,200	1,041,168
Imergent, Inc. +	176,500	3,434,690
Insure.com, Inc. *	30,400	132,240
Jupitermedia Corp. * +	164,000	1,085,680
The Knot, Inc. * +	186,800	4,021,804
Looksmart *	99,776	382,142
Napster, Inc. *	784,400	3,247,416
Network Engines, Inc. *	926,600	1,871,732

Online Resources Corp. *	218,500	2,506,195
PC-Tel, Inc. *	218,287	2,219,979
Perficient, Inc. *	186,138	3,681,810
Quovadx, Inc. *	381,100	971,805
TheStreet.com, Inc. +	335,500	4,109,875
Valueclick, Inc. * +	38,914	1,016,823

		53,989,794

Investment Companies—0.19%
Harris & Harris Group, Inc. *	85,202	1,100,810
Patriot Capital Funding, Inc.	48,871	693,968
Technology Investment Capital Corp.	26,720	451,835

		2,246,613

Iron/Steel—0.89%
Friedman Industries	98,300	908,292
Great Northern Iron ORE Property +	12,000	1,401,000
Olympic Steel, Inc.	86,700	2,686,833
Steel Dynamics, Inc.	72,000	3,110,400
Universal Stainless & Alloy *	50,500	2,397,235

		10,503,760

Leisure Time—0.92%
Aldila, Inc.	112,579	1,841,792
Ambassadors International, Inc. +	94,278	4,349,987
Cybex International *	162,100	863,993
GameTech International, Inc. *	222,600	2,720,172
Multimedia Games, Inc. * +	90,000	1,071,000

		10,846,944

Lodging—0.66%
Gaylord Entertainment Co. *	44,852	2,371,325
Interstate Hotels and Resorts, Inc. *	187,900	1,185,649
Monarch Casino & Resort, Inc. *	164,800	4,284,800

		7,841,774

Machinery—Diversified—1.65%
Gehl Co. *	165,150	4,191,507
Hurco Cos., Inc. *	219,934	9,424,172
Twin Disc, Inc.	136,400	5,824,280

		19,439,959

Media—1.49%
ADDvantage Technologies Group, Inc. *	194,100	667,704
DG FastChannel, Inc. *	126,200	2,098,706
Lodgenet Entertainment Corp. *	144,700	4,445,184
Moscow CableCom Corp. *	82,600	1,044,890
Nexstar Broadcasting Group, Inc. *	109,600	1,053,256
Outdoor Channel Holdings, Inc. *	242,500	2,478,350
Point.360 *	61,200	219,708
Salem Communications Corp.—Class A	152,300	1,903,750
Sirius Satellite Radio, Inc. * +	582,300	1,863,360
Spanish Broadcasting System *	446,339	1,785,356

		17,560,264

Metal Fabrication—Hardware—0.78%
Ampco-Pittsburgh Corp.	89,800	2,594,322
Ladish Co., Inc. *	64,700	2,435,308
Lawson Products	25,900	981,092
LB Foster Co., Class A *	95,300	1,964,133
Northwest Pipe Co. *	11,347	451,951
Sun Hydraulics Corp.	27,566	736,839

		9,163,645

Mining—0.59%
Kinross Gold Corp. *	22,353	308,248
Mines Management, Inc. *	53,794	263,591
United States Lime & Minerals, Inc. *	53,700	1,651,812
Uranerz Energy Corp. * +	686,100	3,677,496
US Gold Corp. * +	242,500	1,018,500
Vista Gold Corp. *	11,300	84,637

		7,004,284

Miscellaneous Manufacturers—1.18%
AZZ Incorporated *	34,000	1,428,000
Ceradyne, Inc. * +	122,625	6,712,493
Core Molding Technologies, Inc. *	67,600	527,280
EnPro Industries, Inc. *	13,600	490,280
Flanders Corp. *	270,542	1,961,429
Park-Ohio Holdings Corp. *	98,597	1,824,045
Raven Industries, Inc.	35,600	998,580

		13,942,107

Office Furnishings—0.03%
Compx International, Inc.	19,400	312,922

Oil & Gas—2.22%
American Oil & Gas, Inc. * +	252,900	1,373,247
ATP Oil & Gas Corp. * +	188,700	7,095,120
Brigham Exploration Co. *	388,500	2,416,470
Callon Petroleum Co. *	75,000	1,017,750
Contango Oil & Gas Co. *	30,190	662,670
FX Energy, Inc. *	7,526	57,047
Giant Industries, Inc. *	133,800	10,121,970
Kodiak Oil & Gas Corp. *	216,100	1,128,042
Meridian Resource Corp. *	404,000	973,640
Royale Energy, Inc.	93,856	348,206
Teton Energy Corp. *	191,990	929,232

		26,123,394

Oil & Gas Services—1.74%
Bolt Technology Corp. * +	207,509	7,115,484
Dawson Geophysical Co. *	31,599	1,565,098
Lufkin Industries, Inc.	95,742	5,378,786
Matrix Service Co. *	142,332	2,879,376
Mitcham Industries, Inc. *	68,405	1,002,133
Omni Energy Services Corp. * +	181,994	1,852,699
TGC Industries, Inc. *	87,100	749,931

		20,543,507

Packaging & Containers—0.23%
AEP Industries, Inc. *	63,000	2,709,000

Pharmaceuticals—5.37%
Advancis Pharmaceutical Corp. * +	300,300	660,660
Anika Therapeutics, Inc. *	197,639	2,440,842
Array Biopharma, Inc. *	244,314	3,102,788
Auxilium Pharmaceuticals, Inc. *	132,568	1,946,098
AVI BioPharma, Inc. * +	222,920	597,426
Bentley Pharmaceuticals, Inc. *	144,476	1,183,258
Caraco Pharmaceutical Laboratory, Ltd. *	73,457	894,706
Cell Therapeutics, Inc. * +	1,045,400	1,662,186
Collagenex Pharmaceuticals, Inc. * +	140,200	1,894,102
Cypress Bioscience *	218,000	1,656,800

Dendreon Corp. * +	424,900	5,493,957
Discovery Laboratories, Inc. * +	1,083,000	2,566,710
Emisphere Technologies, Inc. * +	227,999	729,597
Hemispherx Biopharma, Inc. * +	831,400	1,355,182
Hollis-Eden Pharmaceuticals * +	232,517	588,268
Indevus Pharmaceuticals, Inc. *	480,300	3,395,721
Inspire Pharmaceuticals, Inc. *	323,682	1,844,987
Integrated Biopharma, Inc. *	54,100	367,339
Introgen Therapeutics, Inc. * +	57,080	230,603
Mannatech, Inc. +	90,680	1,456,321
Nastech Pharmaceutical Co., Inc. * +	105,596	1,139,381
Neopharm, Inc. * +	429,700	730,490
NitroMed, Inc. * +	223,938	698,687
NPS Pharmaceuticals, Inc. *	212,567	720,602
Pain Therapeutics, Inc. *	114,000	893,760
PetMed Express, Inc. *	211,999	2,512,188
Pharmacyclics, Inc. *	208,500	554,610
The Quigley Corp. *	124,000	925,040
Reliv International, Inc.	206,200	2,257,890
Rigel Pharmaceuticals, Inc. *	220,562	2,395,303
SciClone Pharmaceuticals, Inc. * +	677,800	1,850,394
Sciele Pharma, Inc. * +	279,200	6,611,456
Spectrum Pharmaceuticals, Inc. * +	463,400	2,905,518
Theragenics Corp. *	167,348	1,047,599
Threshold Pharmaceuticals, Inc. * +	618,000	908,460
Trimeris, Inc. * +	174,800	1,202,624
Vivus, Inc. * +	368,380	1,889,789

		63,311,342

Real Estate—0.62%
California Coastal Communities, Inc.	109,900	2,229,871
Consolidated-Tomoka Land Co.	43,800	3,304,710
Grubb & Ellis Co. *	42,042	493,994
Wilshire Enterprises, Inc.	27,300	132,405
ZipRealty, Inc. * +	155,800	1,103,064

		7,264,044

Retail—3.89%
Big Dog Holdings, Inc. * +	147,000	2,352,000
Books-A-Million, Inc.	191,906	2,732,741
Buffalo Wild Wings, Inc. *	47,500	3,025,750
Cache, Inc. * +	155,936	2,767,864
Collegiate Pacific, Inc.	129,300	1,008,540
Ezcorp, Inc. *	294,600	4,339,458
Famous Dave’s Of America, Inc. *	172,400	3,115,268
First Cash Financial Services, Inc. *	232,500	5,180,100
Friendly Ice Cream Corp. *	97,900	1,455,773
Frisch’s Restaurants, Inc.	47,800	1,792,500
GTSI Corp. *	17,086	187,946
Hastings Entertainment, Inc. *	33,500	204,350
Luby’s, Inc. *	252,700	2,468,879
Mothers Work, Inc. *	61,700	2,044,738
The Pantry, Inc. * +	3,300	149,226
PC Connection, Inc. * +	87,331	1,248,833
PriceSmart, Inc.	126,200	1,938,432
Restoration Hardware, Inc. * +	328,000	2,151,680
Rush Enterprises, Inc.—Class A *	43,600	837,556
Rush Enterprises, Inc.—Class B *	43,600	789,596
Shoe Carnival, Inc. *	78,700	2,620,710
United Retail Group, Inc. *	167,100	2,008,542
Zones, Inc. *	136,767	1,401,862

		45,822,344

Savings & Loans—3.95%
Abington Community Bancorp, Inc. +	82,300	1,634,478
American Bancorp of New Jersey	183,800	2,113,700
BFC Financial Corp. *	90,495	398,178
Brookline Bancorp, Inc. +	72,316	916,244
Carver Bancorp, Inc.	49,600	830,800
Citizens Community Bancorp, Inc. +	38,766	367,502
Citizens First Bancorp, Inc.	103,200	2,350,896
Clifton Savings Bancorp, Inc.	127,300	1,519,962
Cooperative Bankshares, Inc. +	57,250	941,762
Federal Trust Corp.	45,500	445,900
Fidelity Bancorp, Inc./Pittsburg	47,512	883,723
First Defiance Financial Corp.	56,100	1,610,070
First Pactrust Bancorp, Inc.	53,800	1,371,900
First Place Financial Corp.	44,584	956,327
Harrington West Financial Group, Inc.	86,320	1,467,440
HMN Financial, Inc.	55,300	1,863,610
Home Federal Bancorp, Inc.	79,600	1,236,188
Home Federal Bancorp	14,076	411,301
ITLA Capital Corp.	41,200	2,143,224
Legacy Bancorp, Inc.	15,361	238,095
LSB Corp.	76,350	1,255,957
MASSBANK Corp.	20,536	673,581
NewAlliance Bancshares, Inc.	67,028	1,086,524
OceanFirst Financial Corp.	103,200	1,790,520
Pacific Premier Bancorp, Inc. *	28,400	306,720
Pulaski Financial Corp.	113,193	1,765,811
PVF Capital Corp.	83,292	1,032,821
Rainier Pacific Financial Group, Inc.	61,400	1,219,404
Riverview Bancorp, Inc.	138,600	2,209,284
Rockville Financial, Inc. +	40,200	604,206
Rome Bancorp, Inc.	36,219	443,683
Synergy Financial Group, Inc.	22,700	355,255
Teche Holding Co.	11,400	499,320
Timberland Bancorp, Inc.	70,551	2,486,923
United Community Financial Corp.	100,604	1,111,674
United Financial Bancorp, Inc.	82,900	1,230,236
United Western Bancorp, Inc.	64,400	1,537,872
Washington Savings Bank FSB	95,850	814,725
Westfield Financial, Inc.	216,255	2,318,254
Willow Financial Bancorp, Inc.	8,084	104,283

		46,548,353

Semiconductors—3.21%
ALL American Semiconductor *	13,200	16,500
Anadigics, Inc. * +	402,158	4,753,507
Diodes, Inc. *	63,225	2,203,391
Integrated Silicon Solution, Inc. *	498,400	2,776,088
IXYS Corp *	45,110	461,475
Kopin Corp. *	445,000	1,504,100
Leadis Technology, Inc. *	417,100	1,668,400
LTX Corp. *	402,900	2,465,748
Microtune, Inc. *	289,700	1,193,564
Mindspeed Technologies, Inc. * +	432,900	939,393
MIPS Technologies, Inc. *	134,916	1,204,800
MoSys, Inc. * +	184,709	1,551,556
Pericom Semiconductor Corp. *	249,600	2,441,088
Pixelworks, Inc. *	697,024	1,150,090
QuickLogic Corp. *	352,900	991,649
Richardson Electronics, Ltd.	35,900	335,306
Rudolph Technologies, Inc. *	61,200	1,067,328

Spire Corp. *	13,200	146,916
Staktek Holdings, Inc. *	399,700	1,299,025
Trio-Tech International + #	228,300	3,173,370
Ultra Clean Holdings, Inc. *	309,100	5,347,430
White Electronic Designs Corp. *	171,400	1,141,524

		37,832,248

Software—3.50%
Actuate Corp. *	652,030	3,403,597
Allscripts Healthcare Solutions, Inc. * +	94,453	2,532,285
American Software, Inc.	236,538	1,904,131
Authentidate Holding Corp. *	334,299	484,734
Bottomline Technologies, Inc. *	227,800	2,483,020
CAM Commerce Solutions, Inc.	93,900	2,517,459
Captaris, Inc. *	398,100	2,304,999
Concur Technologies, Inc. * +	112,900	1,971,234
Digi International, Inc. *	112,936	1,434,287
Digital Angel Corp. * +	251,050	499,589
Document Sciences Corp. *	8,788	53,167
Embarcadero Technologies, Inc. *	199,200	1,376,472
Interactive Intelligence, Inc. *	168,700	2,570,988
INVESTools, Inc. *	22,700	315,530
Moldflow Corp. *	163,600	2,458,908
MSC Software Corp *	42,200	580,250
Neoware, Inc. *	110,000	1,107,700
Nuance Communications, Inc. * +	130,592	1,999,364
Opnet Technologies, Inc. *	233,000	3,147,830
Peerless Systems Corp. *	379,550	835,010
Quality Systems, Inc. +	92,000	3,680,000
Seachange International, Inc. *	261,448	2,128,187
Unica Corp. *	114,099	1,431,942

		41,220,683

Telecommunications—4.08%
Anaren, Inc. *	144,500	2,544,645
Avanex Corp. * +	18,000	32,220
Avici Systems, Inc. * +	345,601	3,946,763
Aware, Inc. *	373,800	2,317,560
CalAmp Corp. *	293,700	2,534,631
Carrier Access Corp. *	180,900	924,399
Comarco, Inc.	12,100	110,110
Communications Systems, Inc.	7,000	72,660
Comtech Telecommunications Corp. *	7,050	273,047
CT Communications, Inc.	127,397	3,070,268
Ditech Networks, Inc. *	267,670	2,173,480
Eschelon Telecom, Inc. *	97,800	2,826,420
Globecomm Systems, Inc. *	256,800	2,747,760
HickoryTech Corp.	5,895	40,852
Knology, Inc. *	229,700	3,636,151
KVH Industries, Inc. *	208,100	1,939,492
Lightbridge, Inc. *	177,291	3,115,003
Network Equipment Technologies, Inc. *	212,360	2,059,892
NMS Communications Corp. *	497,300	895,140
ParkerVision Inc. * +	107,800	1,424,038
Radyne Corp. *	13,005	118,606
Relm Wireless Corp. *	257,900	1,031,600
SBA Communications Corp. *	11,100	328,005
Sirenza Microdevices, Inc. * +	390,600	3,366,972
Stratos International, Inc. *	212,779	1,578,820
Tollgrade Communications, Inc. *	147,500	1,852,600
Vyyo, Inc. *	19,331	158,708
Warwick Valley Telephone Co.	5,400	88,776

WJ Communications *	780,899	1,350,955
WPCS International, Inc. *	139,000	1,562,360

		48,121,933

Textiles—0.00%
Culp, Inc. *	5,200	36,816

Toys/Games/Hobbies—0.20%
Topps Company, Inc.	245,246	2,383,791

Transportation—1.34%
Celadon Group, Inc. *	256,275	4,279,792
Covenant Transport, Inc. *	4,499	49,579
Frozen Food Express Industries	187,600	1,560,832
HUB Group, Inc. * +	289,200	8,383,908
Patriot Transportation Holding, Inc. *	16,400	1,469,604

		15,743,715

Water—0.52%
Connecticut Water Service, Inc.	48,900	1,176,045
Middlesex Water Co.	64,957	1,194,559
Southwest Water Co.	183,500	2,646,070
York Water Co.	68,550	1,158,495

		6,175,169
TOTAL COMMON STOCKS (Cost $755,388,334)		1,114,919,768

EXCHANGE TRADED FUNDS—2.72%
iShares Russell 2000 Index Fund +	199,200	15,826,440
iShares Russell 2000 Value Index Fund +	200,000	16,190,000

		32,016,440

TOTAL EXCHANGE TRADED FUNDS (Cost $27,396,180)		32,016,440

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS—1.02%
Blackrock TempCash Liquidity Fund	5.23%	29,312,863	29,312,863

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $29,312,863)			29,312,863

TOTAL INVESTMENTS—97.29% (Cost $812,097,377)			$1,176,249,071

Other Assets in Excess of Liabilities—2.71%			2,599,425

NET ASSETS—100.00%			$1,178,848,496

*	Non Income Producing Security
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $195,502,031 at March 31, 2007.

^	Rate disclosed is as of March 31, 2007
#	Affiliated Company.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Name of Issuer	Shares held as of beginning of period	Gross Additions	Gross Reductions	Shares held as of end of Period	Value, March 31, 2007	Investment Income
Trio-Tech International	42,510	$2,515,012	$—	228,300	$3,173,370	$—

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY MICRO CAP LIMITED FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—98.61%

Airlines—1.93%
Pinnacle Airlines Corp. *	71,700	1,239,693

Apparel—1.82%
G-III Apparel Group, Ltd. * +	28,200	537,210
NexCen Brands, Inc. *	63,800	632,896

		1,170,106

Auto Parts & Equipment—3.25%
Keystone Automotive Industries, Inc. *	20,100	677,370
Spartan Motors, Inc.	60,900	1,413,489

		2,090,859

Banks—1.02%
Community Bancorp/NV *	21,400	658,050

Beverages—1.22%
National Beverage Corp. * +	44,900	787,546

Commercial Services—7.29%
CDI Corp.	22,000	636,240
CPI Corp.	12,700	666,877
Dollar Financial Corp. *	51,600	1,305,480
The Geo Group, Inc. *	19,100	865,612
Kforce, Inc. *	49,600	682,992
Volt Information Sciences, Inc. *	20,250	530,347

		4,687,548

Computers—4.60%
Agilysys, Inc.	29,100	653,877
Radiant Systems, Inc. *	54,800	714,044
SMART Modular Technologies (WWH), Inc. *	124,400	1,591,076

		2,958,997

Electronics—5.61%
II-VI, Inc. *	59,100	2,000,535
Newport Corp. * +	46,900	767,753
Novatel, Inc. *	22,700	841,262

		3,609,550

Engineering & Construction—1.18%
Layne Christensen Co. *	20,900	761,178

Food—4.30%
Imperial Sugar Co. +	32,900	1,103,137
Ingles Markets Co.	20,400	833,136
Spartan Stores, Inc.	31,000	830,800

		2,767,073

Hand/Machine Tools—0.53%
Baldor Electric Co.	9,000	339,660

Healthcare—Products—1.11%
Zoll Medical Corp. *	26,800	714,220

Insurance—4.68%
CNA Surety Corp. *	53,000	1,118,300
Navigators Group, Inc. *	37,700	1,891,409

		3,009,709

Internet—8.92%
CDC Corp. * +	69,400	627,376
FTD Group, Inc.	68,600	1,133,958
GigaMedia Ltd. *	109,500	1,513,290
Interwoven, Inc. *	81,100	1,370,590
The Knot, Inc. *	50,700	1,091,571

		5,736,785

Machinery—Diversified—3.11%
Intevac, Inc. *	25,900	682,983
Robbins & Myers, Inc.	35,300	1,316,337

		1,999,320

Mining—3.27%
Brush Engineered Materials, Inc. *	43,400	2,103,598

Oil & Gas—1.25%
Parker Drilling Co. *	85,600	803,784

Oil & Gas Services—10.09%
CARBO Ceramics, Inc.	6,000	279,300
Hercules Offshore, Inc. * +	37,900	995,254
Markwest Hydrocarbon, Inc.	14,500	899,000
NATCO Group, Inc. *	45,100	1,538,812
Superior Well Services, Inc. *	58,100	1,327,585
Trico Marine Services, Inc. *	39,000	1,453,140

		6,493,091

Packaging & Containers—1.44%
AEP Industries, Inc. *	21,500	924,500

Pharmaceuticals—2.31%
Axcan Pharma, Inc. *	89,900	1,484,249

Retail—9.47%
Ezcorp, Inc. *	128,082	1,886,648
Jo-Ann Stores, Inc. *	24,900	678,525
PC Connection, Inc. * +	157,900	2,257,970
Pricesmart, Inc.	38,000	583,680
Systemax, Inc. +	36,500	683,645

		6,090,468

Savings & Loans—0.84%
Bankunited Financial Corp.	25,400	538,734

Semiconductors—5.07%
Amkor Technology, Inc. * +	150,700	1,880,736
Syntax-Brillian Corp. *	164,700	1,383,480

		3,264,216

Software—4.42%
Open Text Corp. *	84,200	1,849,032
SkillSoft plc *	80,000	668,800
The9, Ltd. *	9,700	327,278

		2,845,110

Telecommunications—2.95%
Knology, Inc. *	75,100	1,188,833
Qiao Xing Universal Telephone, Inc. *	41,700	705,564

		1,894,397

Transportation—6.93%
Celadon Group, Inc. *		42,300	706,410
Gulfmark Offshore, Inc. *		42,000	1,833,300
HUB Group, Inc. *		66,300	1,922,037

			4,461,747
TOTAL COMMON STOCKS (Cost $55,501,109)			63,434,188

	Rate ^	Shares
MONEY MARKET MUTUAL FUNDS—0.24%
Blackrock TempCash Liquidity Fund	5.23%	150,941	150,941

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $150,941)			150,941

TOTAL INVESTMENTS—98.85% (Cost $55,652,050)			$63,585,129

Other Assets in Excess of Liabilities—1.15%			741,892

NET ASSETS—100.00%			$64,327,021

*	Non Income Producing Security
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $7,469,857 at March 31, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—99.85%

Aerospace/Defense—0.97%
AAR Corp. * +	58,129	1,602,035

Apparel—4.54%
CROCS, Inc. * +	9,000	425,250
Guess?, Inc.	132,600	5,368,974
Gymboree Corp. *	43,100	1,727,017

		7,521,241

Biotechnology—2.50%
Digene Corp. *	43,385	1,839,958
Lifecell Corp. * +	92,600	2,312,222

		4,152,180

Chemicals—1.48%
Albemarle Corp.	18,000	744,120
Landec Corp. *	9,000	127,620
Lubrizol Corp.	6,000	309,180
NewMarket Corp.	31,500	1,281,105

		2,462,025

Commercial Services—9.90%
Administaff, Inc.	42,959	1,512,157
Bright Horizons Family Solutions, Inc. *	8,800	332,200
Dollar Financial Corp. *	11,000	278,300
The Geo Group, Inc. *	54,500	2,469,940
Huron Consulting Group, Inc. * +	12,000	730,080
ICT Group, Inc. *	56,164	982,870
Korn/Ferry International * +	37,700	864,838
MPS Group, Inc. *	109,500	1,549,425
Sotheby’s +	57,000	2,535,360
TeleTech Holdings, Inc. *	135,300	4,964,157
Watson Wyatt Worldwide, Inc.	4,000	194,600

		16,413,927

Computers—4.16%
Ansoft Corp. *	61,800	1,955,352
Cognizant Technology Solutions Corp. * +	36,440	3,216,559
Synplicity, Inc. *	246,600	1,723,734

		6,895,645

Diversified Financial Services—2.93%
First Marblehead Corp.	9,000	404,010
Greenhill & Co., Inc. +	31,000	1,903,090
IntercontinentalExchange, Inc. *	5,600	684,376
Ocwen Financial Corp. *	1,600	20,592
US Global Investors, Inc. * +	71,586	1,844,055

		4,856,123

Electrical Components & Equipment—1.49%
General Cable Corp. *	46,200	2,468,466

Electronics—1.41%
II-VI, Inc. *	11,000	372,350
Itron, Inc. *	30,200	1,964,208

		2,336,558

Environmental Control—0.74%
Clean Harbors, Inc. *	27,000	1,220,940

Hand/Machine Tools—1.78%
Baldor Electric Co.	78,400	2,958,816

Healthcare—Products—5.62%
Bovie Medical Corp. *	14,810	105,151
Cutera, Inc. *	46,200	1,671,978
Hologic, Inc. * +	30,000	1,729,200
Inverness Medical Innovations, Inc. *	55,900	2,447,302
SurModics, Inc. * +	18,000	648,000
Vital Images, Inc. *	81,800	2,720,668

		9,322,299

Healthcare—Services—1.00%
Air Methods Corp. *	68,904	1,655,074

Internet—2.77%
Interwoven, Inc. *	11,000	185,900
Move, Inc. *	145,000	803,300
NutriSystem, Inc. * +	49,000	2,568,090
TheStreet.com, Inc.	85,000	1,041,250

		4,598,540

Machinery—Construction & Mining—1.17%
Joy Global, Inc. +	45,000	1,930,500

Machinery—Diversified—3.63%
Gardner Denver, Inc. *	40,000	1,394,000
Intevac, Inc. *	87,000	2,294,190
Middleby Corp. *	17,600	2,320,384

		6,008,574

Media—0.62%
Martha Stewart Living Omnimedia, Inc. *	60,400	1,027,404

Metal Fabricate/Hardware—4.28%
Dynamic Materials Corp.	58,100	1,901,032
Kaydon Corp.	40,000	1,702,400
Ladish Co., Inc. *	92,599	3,485,426

		7,088,858

Mining—1.87%
Brush Engineered Materials, Inc. *	9,000	436,230
Titanium Metals Corp. *	74,400	2,669,472

		3,105,702

Miscellaneous Manufacturers—3.03%
Ceradyne, Inc. * +	35,000	1,915,900
Mfri, Inc. *	9,000	166,860
Trinity Industries, Inc. +	70,050	2,936,496

		5,019,256

Oil & Gas—1.50%
Frontier Oil Corp.	61,000	1,991,040
Grey Wolf, Inc. * +	74,000	495,800

		2,486,840

Oil & Gas Services—13.97%
Bolt Technology Corp. *	79,518	2,726,672
CARBO Ceramics, Inc.	4,000	186,200
Dril-Quip, Inc. *	115,800	5,011,824
FMC Technologies, Inc. * +	7,015	489,367
Hercules Offshore, Inc. * +	39,000	1,024,140
Input/Output, Inc. * +	87,900	1,211,262
Lufkin Industries, Inc.	37,600	2,112,368
Mitcham Industries, Inc. *	98,700	1,445,955
NATCO Group, Inc. *	55,400	1,890,248
Superior Energy Services * +	68,600	2,364,642
Tetra Technologies, Inc. * +	69,600	1,719,816
Tidewater, Inc. +	35,000	2,050,300
Trico Marine Services, Inc. *	24,600	916,596

		23,149,390

Pharmaceuticals—2.79%
Cephalon, Inc. * +	57,700	4,108,817
Valeant Pharmaceuticals International	29,500	510,055

		4,618,872

Retail—4.57%
Cash America International, Inc.		49,800	2,041,800
Dick's Sporting Goods, Inc. * +		37,800	2,202,228
Dress Barn, Inc. *		75,000	1,560,750
Ezcorp, Inc. *		5,000	73,650
MSC Industrial Direct Co.		30,200	1,409,736
United Retail Group, Inc. *		24,000	288,480

			7,576,644

Semiconductors—3.13%
Amkor Technology, Inc. * +		177,550	2,215,824
MKS Instruments, Inc. *		30,000	765,600
Nvidia Corp. * +		52,400	1,508,072
Varian Semiconductor Equipment Associates, Inc. *		13,000	693,940

			5,183,436

Software—4.41%
BMC Software, Inc. * +		92,500	2,848,075
Captaris, Inc. *		50,000	289,500
Informatica Corp. *		70,400	945,472
Opnet Technologies, Inc. *		145,000	1,958,950
Quality Systems, Inc. +		31,800	1,272,000

			7,313,997

Telecommunications—8.08%
CommScope, Inc. *		103,500	4,440,150
Comtech Telecommunications Corp. *		16,687	646,287
Interdigital Communications Corp. *		9,312	294,911
Knology, Inc. *		31,053	491,569
Lightbridge, Inc. *		180,400	3,169,628
Oplink Communications, Inc. *		73,000	1,311,810
RF Micro Devices, Inc. * +		103,340	643,808
Sonus Networks, Inc. * +		257,000	2,073,990
WPCS International, Inc. *		28,878	324,589

			13,396,742

Transportation—5.51%
American Commercial Lines, Inc. * +		229,200	7,208,340
Gulfmark Offshore, Inc. *		9,000	392,850
Kirby Corp. *		44,000	1,539,120

			9,140,310
TOTAL COMMON STOCKS (Cost $128,903,382)			165,510,394

	Rate ^	Shares
MONEY MARKET MUTUAL FUNDS—0.12%
Blackrock TempCash Liquidity Fund	5.23%	196,285	196,285

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $196,285)	196,285

TOTAL INVESTMENTS—99.97% (Cost $129,099,667)	$165,706,679

Other Assets in Excess of Liabilities—0.03%	47,450

NET ASSETS—100.00%	$165,754,129

*	Non Income Producing Security
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $53,857,011 at March 31, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—99.05%

Aerospace/Defense—2.11%
AAR Corp. * +	186,600	5,142,696

Airlines—0.06%
Pinnacle Airlines Corp. *	7,680	132,787

Apparel—0.59%
Skechers U.S.A., Inc. *	18,400	617,688
Warnaco Group, Inc. *	29,100	826,440

		1,444,128

Auto Parts & Equipment—0.23%
Goodyear Tire & Rubber Co. * +	2,100	65,499
Spartan Motors, Inc.	20,800	482,768

		548,267

Building Materials—0.33%
Texas Industries, Inc.	10,700	808,171

Commercial Services—10.02%
Administaff, Inc.	70,200	2,471,040
Consolidated Graphics, Inc. *	14,500	1,073,725
CPI Corp.	93,100	4,888,681
Korn/Ferry International, Inc. * +	78,900	1,809,966
MPS Group, Inc. *	246,500	3,487,975
Quanta Services, Inc. * +	323,600	8,161,192
Volt Information Sciences, Inc. *	96,250	2,520,788

		24,413,367

Distribution/Wholesale—1.06%
Chindex International, Inc. *	705	12,281
WESCO International, Inc. * +	40,800	2,561,424

		2,573,705

Diversified Financial Services—4.84%
Knight Capital Group, Inc. *	279,900	4,433,616
The Nasdaq Stock Market, Inc. * +	49,660	1,460,501
Ocwen Financial Corp. *	306,000	3,938,220
Piper Jaffray Cos. * +	31,600	1,957,304

		11,789,641

Electric—1.90%
OGE Energy Corp.	119,500	4,636,600

Electrical Components & Equipment—3.48%
General Cable Corp. *	158,500	8,468,655

Electronics—1.94%
Avnet, Inc. *	25,000	903,500
FEI Co. *	51,129	1,843,712
Park Electrochemical Corp.	56,200	1,524,144
Rogers Corp. *	10,500	465,675

		4,737,031

Engineering & Construction—7.06%
EMCOR Group, Inc. * +	80,500	4,747,890
Foster Wheeler, Ltd. *	47,600	2,779,364
McDermott International, Inc. *	147,300	7,214,754
Perini Corp. *	66,200	2,440,132

		17,182,140

Environmental Control—1.93%
Clean Harbors, Inc. *	103,800	4,693,836

Food—4.91%
Corn Products International, Inc.	75,000	2,669,250
Great Atlantic & Pacific Tea Co., Inc. +	124,100	4,117,638
Spartan Stores, Inc.	193,300	5,180,440

		11,967,328

Forest Products & Paper—0.06%
Rock-Tenn Co.	4,400	146,080

Hand/Machine Tools—1.11%
Regal-Beloit Corp.	58,500	2,713,230

Healthcare—Products—2.69%
Cutera, Inc. *	56,713	2,052,443
ICU Medical, Inc. *	61,894	2,426,245
Zoll Medical Corp. *	77,600	2,068,040

		6,546,728

Healthcare—Services—1.50%
Air Methods Corp. *	119,900	2,879,998
Humana, Inc. *	13,460	780,949

		3,660,947

Insurance—4.35%
American Physicians Capital, Inc. *	24,300	973,944
Argonaut Group, Inc. *	29,500	954,620
CNA Surety Corp. *	9,800	206,780
Meadowbrook Insurance Group, Inc. *	144,200	1,584,758
Odyssey RE Holdings Corp. +	44,400	1,745,364
Safety Insurance Group, Inc.	14,234	571,068
Tower Group, Inc.	110,000	3,544,200
United Fire & Casualty Co.	28,600	1,004,718

		10,585,452

Internet—1.30%
i2 Technologies, Inc. * +	98,700	2,368,800
Move, Inc. *	142,300	788,342

		3,157,142

Iron/Steel—4.26%
Chaparral Steel Co.	35,000	2,035,950
Cleveland-Cliffs, Inc.	102,400	6,554,624
Steel Dynamics, Inc.	37,400	1,615,680
Universal Stainless & Alloy *	3,486	165,480

		10,371,734

Machinery—Diversified—4.34%
Gardner Denver, Inc. *	112,400	3,917,140
Intevac, Inc. *	100,700	2,655,459
Robbins & Myers, Inc.	107,000	3,990,030

		10,562,629

Media—0.56%
Mediacom Communications Corp. *	167,142	1,360,536

Metal Fabricate/Hardware—0.64%
Commercial Metals Co.	49,400	1,548,690

Mining—1.00%
Titanium Metals Corp. *	68,000	2,439,840

Miscellaneous Manufacturers—1.12%
Acuity Brands, Inc.	40,000	2,177,600
Ceradyne, Inc. * +	10,000	547,400

		2,725,000

Office Furnishings—0.58%
Steelcase, Inc.	70,900	1,410,201

Oil & Gas—2.95%
Parker Drilling Co. *	131,700	1,236,663

Tesoro Corp. +	35,700	3,585,351
Vaalco Energy, Inc. *	457,900	2,371,922

		7,193,936
Oil & Gas Services—3.26%
Dril-Quip, Inc. *	108,400	4,691,552
Mitcham Industries, Inc. *	141,900	2,078,835
Tidewater, Inc. +	20,000	1,171,600

		7,941,987
Packaging & Containers—0.16%
AEP Industries, Inc. *	8,828	379,604

Pharmaceuticals—0.91%
Anika Therapeutics, Inc. *	67,800	837,330
NBTY, Inc. *	26,100	1,384,344

		2,221,674
Retail—12.20%
Big Lots, Inc. * +	75,000	2,346,000
CEC Entertainment, Inc. *	10,000	415,400
Dress Barn, Inc. *	224,000	4,661,440
Ezcorp, Inc. *	396,000	5,833,080
Group 1 Automotive, Inc.	20,000	795,400
Men's Wearhouse, Inc.	93,800	4,413,290
OfficeMax, Inc.	60,000	3,164,400
PC Connection, Inc. *	137,300	1,963,390
Rush Enterprises, Inc., Class A *	130,000	2,497,300
Systemax, Inc. +	39,750	744,517
United Retail Group, Inc. *	193,884	2,330,486
World Fuel Services Corp.	11,600	536,616

		29,701,319
Semiconductors—5.66%
Amkor Technology, Inc. * +	760,700	9,493,536
MKS Instruments, Inc. *	168,363	4,296,624

		13,790,160
Telecommunications—4.11%
Anixter International, Inc. *	18,000	1,186,920
Dobson Communications Corp. * +	435,500	3,740,945
Interdigital Communications Corp. *	90,455	2,864,710
RF Micro Devices, Inc. * +	355,800	2,216,634

		10,009,209
Toys/Games/Hobbies—0.67%
Topps Company, Inc.	168,500	1,637,820

Transportation—5.16%
Celadon Group, Inc. *		335,700	5,606,190
HUB Group, Inc. *		107,400	3,113,526
Kirby Corp. *		110,200	3,854,796

			12,574,512
TOTAL COMMON STOCKS (Cost $187,294,595)			241,216,782

	Rate ^	Shares
MONEY MARKET MUTUAL FUNDS—0.85%
Blackrock TempCash Liquidity Fund	5.23%	2,070,818	2,070,818

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $2,070,818)			2,070,818

TOTAL INVESTMENTS—99.90% (Cost $189,365,413)			$243,287,600

Other Assets in Excess of Liabilities—0.10%			231,393

NET ASSETS—100.00%			$243,518,993

*	Non Income Producing Security
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $41,659,796 at March 31, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—99.42%

Advertising—0.45%
Omnicom Group, Inc.	5,000	511,900

Aerospace/Defense—1.23%
L-3 Communications Holdings, Inc. +	2,000	174,940
Rockwell Collins, Inc.	18,300	1,224,819

		1,399,759

Apparel—1.99%
Coach, Inc. * +	35,320	1,767,766
Polo Ralph Lauren Corp.	5,700	502,455

		2,270,221

Auto Manufacturers—0.29%
Paccar, Inc. +	4,500	330,300

Banks—3.09%
Bank of America Corp.	23,700	1,209,174
State Street Corp. +	12,700	822,325
Synovus Financial Corp.	31,000	1,002,540
US Bancorp +	14,000	489,580

		3,523,619

Beverages—1.94%
The Coca-Cola Co. +	23,700	1,137,600
PepsiCo., Inc.	16,900	1,074,164

		2,211,764

Biotechnology—3.46%
Amgen, Inc. *	30,400	1,698,752
Biogen Idec, Inc. *	10,900	483,742
Genentech, Inc. *	21,400	1,757,368

		3,939,862

Chemicals—0.37%
Monsanto Co.	7,600	417,696

Commercial Services—0.80%
Moody's Corp. +	14,700	912,282

Computers—3.57%
Apple, Inc. * +	24,300	2,257,713
Cognizant Technology Solutions Corp. *	10,000	882,700
Network Appliance, Inc. *	9,600	350,592
Sun Microsystems, Inc. *	97,000	582,970

		4,073,975

Cosmetics/Personal Care—2.15%
Estee Lauder Cos., Inc.	26,500	1,294,525
Procter & Gamble Co.	18,232	1,151,533

		2,446,058

Diversified Financial Services—7.39%
The Charles Schwab Corp.	30,000	548,700
Chicago Mercantile Exchange Holdings, Inc. +	3,200	1,703,872
E*Trade Financial Co. *	43,000	912,460
Franklin Resources, Inc.	19,800	2,392,434
Merrill Lynch & Co., Inc. +	20,107	1,642,139
T. Rowe Price Group, Inc.	25,900	1,222,221

		8,421,826

Electric—2.56%
Allegheny Energy, Inc. *	22,900	1,125,306
TXU Corp.	28,000	1,794,800

		2,920,106

Healthcare—Products—3.73%
CR Bard, Inc.	1,800	143,118
Johnson & Johnson	27,300	1,645,098
Medtronic, Inc.	4,400	215,864
Stryker Corp.	17,000	1,127,440
Zimmer Holdings, Inc. * +	13,160	1,123,996

		4,255,516

Healthcare—Services—1.19%
UnitedHealth Group, Inc.	25,716	1,362,176

Home Furnishings—1.07%
Harman International Industries, Inc.	12,740	1,224,059

Internet—1.19%
Akamai Technologies, Inc. *	12,500	624,000
Google, Inc. * +	1,600	733,056

		1,357,056

Iron/Steel—0.94%
Allegheny Technologies, Inc. +	10,000	1,066,900

Leisure Time—0.26%
Harley-Davidson, Inc. +	5,000	293,750

Machinery—Construction & Mining—0.56%
Joy Global, Inc. +	15,000	643,500

Machinery—Diversified—0.13%
Rockwell Automation, Inc. +	2,400	143,688

Media—2.80%
DIRECTV Group, Inc. *	89,100	2,055,537
Walt Disney Co. +	33,200	1,143,076

		3,198,613

Metal Fabricate/Hardware—2.16%
Precision Castparts Corp.	23,700	2,465,985

Mining—1.22%
Vulcan Materials Co. +	12,000	1,397,760

Miscellaneous Manufacturers—3.18%
Danaher Corp.	14,800	1,057,460
Dover Corp.	15,700	766,317
General Electric Co.	23,300	823,888
Illinois Tool Works, Inc. +	19,000	980,400

		3,628,065

Oil & Gas—7.27%
ConocoPhillips	3,607	246,538
Diamond Offshore Drilling, Inc.	11,600	939,020
EOG Resources, Inc. +	21,100	1,505,274
Exxon Mobil Corp.	33,800	2,550,210
Noble Energy, Inc.	17,900	1,067,735
XTO Energy, Inc.	36,266	1,987,740

		8,296,517

Oil & Gas Services—9.13%
Baker Hughes, Inc. +	22,700	1,501,151
Cameron International Corp. *	20,900	1,312,311
Grant Prideco, Inc. * +	27,200	1,355,648
Halliburton Co. +	44,000	1,396,560
Schlumberger, Ltd.	35,400	2,446,140
Smith International, Inc. +	27,000	1,297,350
Weatherford International, Ltd. *	24,400	1,100,440

		10,409,600

Pharmaceuticals—7.92%
Bristol-Myers Squibb Co. +	100,700	2,795,432
Express Scripts, Inc. *	13,000	1,049,360
Gilead Sciences, Inc. *	34,620	2,648,430
Pfizer, Inc.	7,200	181,872
Schering-Plough Corp.	92,600	2,362,226

		9,037,320

Pipelines—0.66%
Questar Corp.	8,400	749,364

Real Estate—1.30%
CB Richard Ellis Group, Inc. *	43,500	1,486,830

Retail—10.41%
Abercrombie & Fitch Co. +	15,100	1,142,768
Best Buy Co., Inc. +	28,145	1,371,224
CVS/Caremark Corp.	3,340	114,028
Kohl's Corp. *	10,000	766,100
Nordstrom, Inc. +	62,140	3,289,692
Office Depot, Inc. *	42,400	1,489,936
Staples, Inc.	25,890	668,997
Starbucks Corp. *	28,300	887,488
Tiffany & Co. +	9,700	441,156
Walgreen Co. +	37,000	1,697,930

		11,869,319

Semiconductors—4.31%
Lam Research Corp. * +	10,000	473,400
MEMC Electronic Materials, Inc. *	29,100	1,762,878
Nvidia Corp. * +	38,800	1,116,664
Texas Instruments, Inc. +	51,790	1,558,879

		4,911,821

Software—4.12%
BMC Software, Inc. *		5,000	153,950
Citrix Systems, Inc. * +		17,300	554,119
Oracle Corp. * +		85,600	1,551,928
Paychex, Inc. +		40,500	1,533,735
SEI Investments Co.		15,000	903,450

			4,697,182
Telecommunications—4.34%
Cisco Systems, Inc. *		96,900	2,473,857
Corning, Inc. *		59,300	1,348,482
Harris Corp.		22,100	1,125,995

			4,948,334
Transportation—2.24%
CH Robinson Worldwide, Inc.		22,200	1,060,050
Expeditors International Washington, Inc. +		23,200	958,624
FedEx Corp. +		5,000	537,150

			2,555,824
TOTAL COMMON STOCKS (Cost $92,671,958)			113,378,547

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS—1.14%
Blackrock TempCash Liquidity Fund	5.23%	1,300,043	1,300,043

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,300,043)			1,300,043

TOTAL INVESTMENTS—100.56% (Cost $93,972,001)			$114,678,590

Liabilities in Excess of Other Assets—(0.56%)			(634,490)

NET ASSETS—100.00%			$114,044,100

*	Non Income Producing Security
^	Rate disclosed is as of March 31, 2007
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $42,397,171 at March 31, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—100.11%

Aerospace/Defense—3.03%
Lockheed Martin Corp.	18,300	1,775,466
Raytheon Co.	20,000	1,049,200

		2,824,666

Agriculture—1.40%
Archer-Daniels-Midland Co.	35,700	1,310,190

Auto Manufacturers—1.31%
General Motors Corp.	40,000	1,225,600

Banks—2.86%
Bank of America Corp.	17,808	908,564
Keycorp	13,000	487,110
Regions Financial Corp.	9,410	332,832
US Bancorp +	27,000	944,190

		2,672,696

Chemicals—1.99%
EI Du Pont de Nemours & Co. +	37,500	1,853,625

Commercial Services—1.18%
RR Donnelley & Sons Co. +	30,000	1,097,700

Computers—3.79%
Electronic Data Systems Corp.	5,000	138,400
Hewlett-Packard Co.	60,000	2,408,400
NCR Corp. *	20,700	988,839

		3,535,639

Diversified Financial Services—13.48%
The Bear Stearns Cos., Inc. +	11,834	1,779,242
Citigroup, Inc. +	13,240	679,742
E*Trade Financial Corp. *	39,600	840,312
Goldman Sachs Group, Inc.	11,800	2,438,234
JPMorgan Chase & Co.	38,950	1,884,401
Lehman Brothers Holdings, Inc.	21,140	1,481,280
Merrill Lynch & Co., Inc. +	14,600	1,192,382
Morgan Stanley	29,060	2,288,766

		12,584,359

Electric—3.61%
American Electric Power Co., Inc.	24,000	1,170,000
Duke Energy Corp. +	36,100	732,469
The Southern Co. +	15,050	551,582
TXU Corp.	14,300	916,630

		3,370,681

Electronics—1.12%
Agilent Technologies, Inc. *	31,000	1,044,390

Environmental Control—0.90%
Waste Management, Inc.	24,500	843,045

Food—0.84%
Safeway, Inc. +	21,500	787,760

Forest Products & Paper—0.92%
International Paper Co. +	23,600	859,040

Healthcare—Services—1.82%
Aetna, Inc.	22,600	989,654
Humana, Inc. *	12,200	707,844

		1,697,498

Insurance—16.27%
Allstate Corp.	26,700	1,603,602
American International Group, Inc. +	28,000	1,882,160
Berkshire Hathaway, Inc. * +	510	1,856,400
Chubb Corp.	25,100	1,296,917
Cigna Corp.	7,000	998,620
CNA Financial Corp. *	29,700	1,279,773
Hartford Financial Services Group, Inc.	17,200	1,643,976
Metlife, Inc. +	31,100	1,963,965
Prudential Financial, Inc. +	15,000	1,353,900
Safeco Corp.	5,264	349,687
WR Berkley Corp.	29,050	962,136

		15,191,136

Internet—1.22%
Expedia, Inc. *	20,000	463,600
IAC/InterActiveCorp * +	18,000	678,780

		1,142,380

Iron/Steel—1.65%
Nucor Corp.	23,600	1,537,068

Media—3.85%
Comcast Corp., Class A * +	45,450	1,179,427
Time Warner, Inc. +	40,400	796,688
Walt Disney Co. +	46,900	1,614,767

		3,590,882

Mining—3.24%
Alcoa, Inc.	52,800	1,789,920
Freeport-McMoRan Copper & Gold, Inc.	4,556	301,562
Southern Copper Corp. +	13,000	931,580

		3,023,062

Miscellaneous Manufacturers—2.24%
Honeywell International, Inc.	20,000	921,200
Parker Hannifin Corp.	3,500	302,085
Textron, Inc.	9,700	871,060

		2,094,345

Office & Business Equipment—1.22%
Xerox Corp. *	67,600	1,141,764

Oil & Gas—7.75%
Chesapeake Energy Corp. +	22,000	679,360
Chevron Corp.	18,514	1,369,295
ConocoPhillips	21,600	1,476,360
Exxon Mobil Corp.	21,600	1,629,720
Marathon Oil Corp.	10,600	1,047,598
Valero Energy Corp.	16,000	1,031,840

		7,234,173

Pharmaceuticals—2.91%
Bristol-Myers Squibb Co. +	70,000	1,943,200
Forest Laboratories, Inc. * +	15,000	771,600

		2,714,800

Pipelines—0.45%
Spectra Energy Corp.	16,050	421,633

Retail—6.92%
CVS/Caremark Corp.		11,480	391,927
JC Penney Co., Inc.		17,100	1,404,936
Ltd Brands, Inc.		8,000	208,480
Office Depot, Inc. *		37,000	1,300,180
Sears Holdings Corp. * +		8,000	1,441,280
Target Corp. +		29,000	1,718,540

			6,465,343
Savings & Loans—1.48%
Washington Mutual, Inc. +		34,200	1,380,996
Software—1.08%
Electronic Arts, Inc. *		20,000	1,007,200
Telecommunications—9.48%
AT&T, Inc.		113,792	4,486,819
Corning, Inc. *		22,600	513,924
Qwest Communications International, Inc. * +		204,600	1,839,354
Verizon Communications, Inc. +		53,030	2,010,898

			8,850,995
Toys/Games/Hobbies—0.89%
Mattel, Inc.		30,000	827,100
Transportation—1.21%
Burlington Northern Santa Fe Corp.		3,000	241,290
FedEx Corp. +		8,300	891,669

			1,132,959

TOTAL COMMON STOCKS
(Cost $77,630,990)			93,462,725

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS—1.14%
Blackrock TempCash Liquidity Fund	5.23%	1,064,759	1,064,759

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,064,759)			1,064,759

TOTAL INVESTMENTS—101.25% (Cost $78,695,749)			$94,527,484

Liabilities in Excess of Other Assets—(1.25%)			(1,162,977)

NET ASSETS—100.00%			$93,364,507

*	Non Income Producing Security
^	Rate disclosed is as of March 31, 2007
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $31,461,643 at March 31, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY BLUE CHIP 35 INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—99.12%

Aerospace/Defense—2.88%
United Technologies Corp.	34,500	2,242,500

Banks—7.94%
Bank of America Corp.	38,228	1,950,392
Wachovia Corp. +	38,400	2,113,920
Wells Fargo & Co. +	61,520	2,118,134

		6,182,446

Beverages—5.77%
The Coca-Cola Co.	48,757	2,340,336
PepsiCo., Inc.	33,905	2,155,002

		4,495,338

Biotechnology—2.55%
Genentech, Inc. *	24,200	1,987,304

Computers—5.64%
Dell, Inc. *	93,744	2,175,798
International Business Machines Corp. +	23,542	2,219,069

		4,394,867

Cosmetics/Personal Care—2.86%
Procter & Gamble Co.	35,236	2,225,506

Diversified Financial Services—5.64%
Citigroup, Inc.	41,954	2,153,919
JPMorgan Chase & Co.	46,300	2,239,994

		4,393,913

Healthcare—Products—2.62%
Johnson & Johnson	33,812	2,037,511

Insurance—5.15%
American International Group, Inc. +	30,701	2,063,721
Berkshire Hathaway, Inc. * +	535	1,947,400

		4,011,121

Internet—3.01%
Google, Inc. * +	5,120	2,345,779

Media—2.56%
Idearc, Inc.	2,211	77,606
Time Warner, Inc. +	97,130	1,915,404

		1,993,010

Miscellaneous Manufacturers—5.41%
3M Co.	27,653	2,113,519
General Electric Co.	59,338	2,098,192

		4,211,711

Oil & Gas—8.23%
Chevron Corp. +	28,950	2,141,142
ConocoPhillips	29,700	2,029,995
Exxon Mobil Corp.	29,627	2,235,357

		6,406,494

Pharmaceuticals—8.37%
Eli Lilly & Co.	43,380	2,329,940
Merck & Co., Inc.	44,900	1,983,233
Pfizer, Inc.	87,323	2,205,779

		6,518,952

Retail—5.16%
Home Depot, Inc. +	49,115	1,804,485
Wal-Mart Stores, Inc.	47,119	2,212,237

		4,016,722

Semiconductors—8.42%
Applied Materials, Inc.	119,300	2,185,576
Intel Corp.	108,233	2,070,497
Texas Instruments, Inc. +	76,280	2,296,028

		6,552,101

Software—5.52%
Microsoft Corp.		70,840	1,974,311
Oracle Corp. *		127,948	2,319,697

			4,294,008
Telecommunications—8.72%
AT&T, Inc.		60,875	2,400,301
Cisco Systems, Inc. *		84,374	2,154,068
Verizon Communications, Inc. +		58,839	2,231,175

			6,785,544
Transportation—2.67%
United Parcel Service, Inc. +		29,703	2,082,180

TOTAL COMMON STOCKS (Cost $67,471,088)			77,177,007

	Rate^	Shares	Value
MONEY MARKET MUTUAL FUNDS—0.70%
Blackrock TempCash Liquidity Fund	5.23%	546,866	546,866

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $546,866)			546,866

TOTAL INVESTMENTS—99.82% (Cost $68,017,954)			$77,723,873

Other Assets in Excess of Liabilities—0.18%			139,412

NET ASSETS—100.00%			$77,863,285

*	Non Income Producing Security
^	Rate disclosed is as of March 31, 2007
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $18,955,493 at March 31, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS—57.87%

Advertising—0.12%
Omnicom Group, Inc.	1,000	102,380

Aerospace/Defense—1.16%
Boeing Co.	1,100	97,801
General Dynamics Corp.	1,400	106,960
Goodrich Corp. #	1,800	92,664
Lockheed Martin Corp.	3,470	336,659
Northrop Grumman Corp.	2,200	163,284
Rockwell Collins, Inc.	1,000	66,930
United Technologies Corp.	1,740	113,100

		977,398

Agriculture—0.81%
Archer-Daniels-Midland Co. #	18,600	682,620

Airlines—0.47%
Continental Airlines—Class B * #	10,000	363,900
Southwest Airlines Co.	2,400	35,280

		399,180

Apparel—0.98%
Coach, Inc. * #	4,600	230,230
Gymboree Corp. * #	15,000	601,050

		831,280

Auto Manufacturers—0.23%
Paccar, Inc. #	2,700	198,180

Auto Parts & Equipment—0.09%
Johnson Controls, Inc.	780	73,804

Banks—4.73%
Bank of America Corp. #	19,100	974,482
The Bank of New York Co., Inc. #	6,500	263,575
BB&T Corp.	6,500	266,630
Capital One Financial Corp. #	2,400	181,104
Keycorp	5,400	202,338
Northern Trust Corp.	2,900	174,406
State Street Corp. #	3,300	213,675
SunTrust Banks, Inc.	3,200	265,728
Synovus Financial Corp.	5,500	177,870
US Bancorp + #	16,900	590,993
Wachovia Corp.	7,389	406,764
Wells Fargo & Co. + #	8,200	282,326

		3,999,891

Beverages—1.04%
Anheuser-Busch Cos., Inc.	2,000	100,920
Brown-Forman Corp.	2,500	163,900
The Coca-Cola Co. + #	4,300	206,400
Pepsi Bottling Group, Inc.	5,200	165,828
PepsiCo., Inc. #	3,800	241,528

		878,576

Biotechnology—0.75%
Biogen Idec, Inc. * #	2,200	97,636
Digene Corp. * #	8,000	339,280
Genzyme Corp. * #	3,300	198,066

		634,982

Building Materials—0.11%
American Standard Cos., Inc.#	1,800	95,436

Chemicals—1.29%
Monsanto Co.	4,700	258,312
OM Group, Inc. * #	10,000	446,800
The Sherwin-Williams Co.	3,500	231,140
Sigma-Aldrich Corp.	3,800	157,776

		1,094,028

Commercial Services—0.46%
Equifax, Inc.	2,600	94,770
Moody's Corp. +	800	49,648
Robert Half International, Inc.	1,300	48,113
RR Donnelley & Sons Co.	2,200	80,498
The Western Union Co.	5,100	111,945

		384,974

Computers—2.05%
Affiliated Computer Services, Inc. * + #	4,000	235,520
Apple, Inc. * #	5,200	483,132
Hewlett-Packard Co. #	7,800	313,092
Lexmark International, Inc. * + #	3,200	187,072
NCR Corp. * #	6,300	300,951
Network Appliance, Inc. * #	5,800	211,816

		1,731,583

Cosmetics/Personal Care—0.74%
Colgate-Palmolive Co. #	4,400	293,876
The Estee Lauder Cos., Inc.	1,600	78,160
Procter & Gamble Co. #	4,000	252,640

		624,676

Distribution/Wholesale—0.05%
WW Grainger, Inc. +	500	38,620

Diversified Financial Services—3.90%
Ameriprise Financial, Inc. #	2,780	158,849
The Bear Stearns Cos., Inc. #	2,800	420,980
The Charles Schwab Corp. #	16,300	298,127
CIT Group, Inc. #	4,900	259,308
Citigroup, Inc. #	5,100	261,834
Countrywide Financial Corp. #	500	16,820
E*Trade Financial Co. * #	11,400	241,908
Franklin Resources, Inc.	2,800	338,324
Goldman Sachs Group, Inc. #	1,700	351,271
Lehman Brothers Holdings, Inc.	4,400	308,308
Merrill Lynch & Co., Inc.	1,600	130,672
Morgan Stanley #	3,100	244,156
SLM Corp.	810	33,129
T Rowe Price Group, Inc. #	5,000	235,950

		3,299,636

Electric—1.20%
The AES Corp. * #	9,600	206,592
Allegheny Energy, Inc. *	2,800	137,592
American Electric Power Co., Inc. + #	2,435	118,706
Dominion Resources, Inc.	760	67,465
Duke Energy Corp. #	10,500	213,045
TXU Corp. #	4,200	269,220

		1,012,620

Electrical Components & Equipment—0.18%
Emerson Electric Co.	3,600	155,124

Electronics—0.20%
Agilent Technologies, Inc. *	1,900	64,011
Thermo Fisher Scientific, Inc. *	2,300	107,525

		171,536

Engineering & Construction—0.09%
Fluor Corp.	800	71,776

Entertainment—0.06%
International Game Technology	1,200	48,456

Environmental Control—0.08%
Allied Waste Industries, Inc. * #	5,200	65,468

Food—0.77%
Campbell Soup Co. #	3,200	124,640
Kellogg Co.	4,100	210,863
Safeway, Inc. + #	8,700	318,768

		654,271

Forest Products & Paper—0.19%
International Paper Co. + #	4,500	163,800

Gas—0.14%
Sempra Energy	2,000	122,020

Healthcare—Products—1.79%
Baxter International, Inc. #	6,500	342,355
Becton Dickinson & Co.	3,420	262,964
CR Bard, Inc. #	3,700	294,187
Medtronic, Inc. #	4,500	220,770
St Jude Medical, Inc. *	1,080	40,619
Stryker Corp. #	5,260	348,843

		1,509,738

Healthcare—Services—0.81%
Aetna, Inc. #	2,900	126,991
Humana, Inc. * #	3,000	174,060
Laboratory Corp. of America Holdings * +	800	58,104
Quest Diagnostics, Inc. #	2,700	134,649
UnitedHealth Group, Inc. #	3,600	190,692

		684,496

Home Furnishings—0.06%
Whirlpool Corp.	600	50,946

Household Products/Wares—0.33%
Clorox Co.	1,530	97,446
Kimberly-Clark Corp.	2,700	184,923

		282,369

Housewares—0.11%
Newell Rubbermaid, Inc.	2,900	90,161

Insurance—3.01%
ACE Ltd.	1,400	79,884
Aflac, Inc.	800	37,648
The Allstate Corp.	1,000	60,060
AON Corp. + #	3,500	132,860
Berkshire Hathaway, Inc. * +	120	436,800
Chubb Corp.	4,500	232,515
Cigna Corp.	900	128,394
Genworth Financial, Inc.	2,600	90,844
Hartford Financial Services Group, Inc.	900	86,022
Metlife, Inc. + #	4,600	290,490
Principal Financial Group, Inc.	4,700	281,389
The Progressive Corp.	5,520	120,446
Prudential Financial, Inc.	1,200	108,312
Safeco Corp.	3,420	227,191
Travelers Companies, Inc.	4,500	232,965

		2,545,820

Internet—0.80%
eBay, Inc. * + #	6,900	228,735
Google, Inc. * +	600	274,896
Yahoo!, Inc. * #	5,400	168,966

		672,597

Iron/Steel—0.16%
United States Steel Corp.	1,400	138,838

Leisure Time—0.08%
Harley-Davidson, Inc.	1,100	64,625

Lodging—0.37%
Hilton Hotels Corp. #	4,500	161,820
Marriott International, Inc. +	3,000	146,880

		308,700

Machinery—Diversified—0.10%
Cummins, Inc.	600	86,832

Media—1.74%
Comcast Corp. * + #	10,950	284,153
The McGraw-Hill Cos., Inc. #	4,000	251,520
News Corp.	14,000	323,680
Time Warner, Inc. + #	15,900	313,548
Tribune Co. +	2,200	70,642
Walt Disney Co. + #	6,700	230,681

		1,474,224

Mining—0.23%
Alcoa, Inc.	1,600	54,240
Vulcan Materials Co.	1,200	139,776

		194,016

Miscellaneous Manufacturers—1.93%
Cooper Industries Ltd.	5,200	233,948
Danaher Corp. #	3,400	242,930
Eaton Corp.	2,200	183,832
General Electric Co.	4,900	173,264
Honeywell International, Inc. #	5,300	244,118
Illinois Tool Works, Inc. +	2,000	103,200
Parker Hannifin Corp.	2,900	250,299
Textron, Inc. #	2,200	197,560

		1,629,151

Office/Business Equipment—0.09%
Pitney Bowes, Inc.	1,600	72,624

Oil & Gas—3.13%
Anadarko Petroleum Corp. #	4,200	180,516
Apache Corp. #	3,200	226,240
Chevron Corp. #	5,078	375,569
ConocoPhillips #	15,487	1,058,536
EOG Resources, Inc. #	2,400	171,216
Exxon Mobil Corp. #	5,400	407,430
Hess Corp. #	3,060	169,738
Marathon Oil Corp. #	1,700	168,011
Occidental Petroleum Corp. #	3,000	147,930

Rowan Cos., Inc. #	5,500	178,585
Schlumberger Ltd. #	3,200	221,120
Sunoco, Inc.	2,400	169,056
Valero Energy Corp. #	4,900	316,001

		3,789,948

Oil & Gas Services—1.97%
Baker Hughes, Inc. #	2,600	171,938
Halliburton Co. #	4,700	149,178
Nabors Industries Ltd. * #	6,800	201,756

		522,872

Packaging & Containers—0.08%
Pactiv Corp. *	2,100	70,854

Pharmaceuticals—7.00%
Allergan, Inc. +	1,900	210,558
Bristol-Myers Squibb Co. + #	62,400	1,732,224
Cardinal Health, Inc. #	2,100	153,195
NBTY, Inc. * #	2,700	143,208
Cephalon, Inc. * #	5,000	356,050
Express Scripts, Inc. * #	2,200	177,584
Gilead Sciences, Inc. * #	4,900	374,850
Hospira, Inc. * #	7,700	314,930
King Pharmaceuticals, Inc. * #	5,500	108,185
Medco Health Solutions, Inc. * #	3,500	253,855
Merck & Co., Inc. #	20,100	887,817
Pfizer, Inc. #	47,600	1,202,376

		5,914,832

Pipelines—0.33%
El Paso Corp. #	9,900	143,253
Spectra Energy Corp.	5,250	137,918

		281,171

Retail—3.58%
Autonation, Inc. *	736	15,633
Autozone, Inc. *	1,700	217,838
Bed Bath & Beyond, Inc. * #	2,020	81,143
Circuit City Stores, Inc. + #	6,900	127,857
Costco Wholesale Corp.	1,000	53,840
CVS Corp. #	3,500	119,490
Dillard's, Inc. #	29,600	968,808
JC Penney Co., Inc. #	2,000	164,320
Ltd. Brands, Inc. #	4,400	114,664
Nordstrom, Inc. + #	5,000	264,700
Office Depot, Inc. * #	4,300	151,102
OfficeMax, Inc. #	1,500	79,110
Sears Holdings Corp. *	1,200	216,192
Staples, Inc.	3,950	102,068
Starbucks Corp. * #	3,700	116,032
Walgreen Co. +	2,500	114,725
Wal-Mart Stores, Inc.	2,600	122,070

		3,029,592

Savings & Loans—0.91%
Washington Mutual, Inc. + #	18,943	764,918

Semiconductors—1.02%
Altera Corp.	500	9,995
Applied Materials, Inc. #	10,700	196,024
Nvidia Corp. * + #	14,400	414,432
Texas Instruments, Inc. #	8,070	242,907

		863,358

Software—1.61%
Adobe Systems, Inc. * #	7,000	291,900
Automatic Data Processing, Inc. #	4,400	212,960
BMC Software, Inc. * #	3,920	120,697
Citrix Systems, Inc. * #	4,300	137,729
IMS Health, Inc. #	2,800	83,048
Intuit, Inc. * #	5,600	153,216
Novell, Inc. *	5,400	38,988
Oracle Corp. * #	11,860	215,022
Paychex, Inc. #	2,900	109,823

		1,363,383

Telecommunications—3.73%
Alltel Corp. #		1,900	117,800
AT&T, Inc. #		23,200	914,776
Ciena Corp. *		5,942	166,079
Cisco Systems, Inc. * #		14,900	380,397
Citizens Communications Co.		8,800	131,560
Corning, Inc. * #		11,200	254,688
Embarq Corp.		385	21,695
Motorola, Inc. #		5,300	93,651
Qualcomm, Inc. #		5,300	226,098
Sprint Nextel Corp. #		12,800	242,688
Tellabs, Inc. * #		12,400	122,760
Verizon Communications, Inc. #		11,900	451,248
Windstream Corp.		1,964	28,851

			3,152,291

Textiles—0.05%
Cintas Corp.		1,200	43,320

Toys/Games/Hobbies—0.07%
Mattel, Inc.		2,200	60,654

Transportation—0.89%
Burlington Northern Santa Fe Corp. #		1,400	112,602
CSX Corp. #		5,400	216,270
FedEx Corp.		1,300	139,659
Norfolk Southern Corp.		2,700	136,620
Union Pacific Corp.		1,400	142,170

			747,321

TOTAL COMMON STOCKS (Cost $38,922,003)			48,921,966

Due Date	Discount Rate or Coupon	Principal Amount	Value
CORPORATE NOTES—2.31%

Holding Companies-Diversified—1.91%
Leucadia National Corp. * 8/15/2013	7.750%	1,550,000	1,612,000
Transportation—0.40%
Sea Containers Ltd. + @ 2/15/2008	7.875%	426,000	340,800

TOTAL CORPORATE NOTES (Cost $2,033,958)			1,952,800

U.S. GOVERNMENT OBLIGATIONS—40.16%
U.S. Treasury Bills—22.30%
4/12/2007	4.970%	7,000,000	6,990,332
5/3/2007	4.980%	2,000,000	1,991,423
5/24/2007	4.900%	3,000,000	2,978,747
6/14/2007	4.890%	2,000,000	1,980,168
8/2/2007	4.880%	200,000	196,694
8/9/2007	4.870%	1,800,000	1,768,576
8/23/2007	4.880%	3,000,000	2,941,788

			18,847,728

U.S. Treasury Notes—17.86%
7/31/2007	3.875%	500,000	498,067
8/15/2007	2.750%	300,000	297,445
11/15/2009	3.500%	200,000	194,805
11/15/2007	3.000%	200,000	197,547
1/31/2008	4.375%	3,000,000	2,985,585
2/15/2008	3.375%	300,000	296,004
8/31/2008	4.875%	300,000	300,363
10/15/2008	3.125%	200,000	195,305
11/15/2008	3.375%	200,000	195,859
4/15/2009	3.125%	300,000	291,434
6/15/2009	4.000%	300,000	296,344
8/15/2009	3.500%	200,000	195,211
10/15/2009	3.375%	300,000	291,539
2/15/2010	3.500%	300,000	291,644
4/15/2010	4.000%	300,000	295,406
6/15/2010	3.625%	500,000	486,543
7/15/2010	3.875%	500,000	490,410
10/15/2010	4.250%	500,000	495,567
3/31/2011	4.750%	1,000,000	1,007,578
4/30/2011	4.875%	2,000,000	2,024,062
7/31/2011	4.875%	1,000,000	1,012,891
8/31/2011	4.625%	300,000	301,102
11/15/2013	4.250%	200,000	196,242
2/15/2015	4.000%	200,000	191,734
5/15/2016	5.125%	2,000,000	2,067,890

			15,096,576

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $33,616,344)			33,944,304

TOTAL INVESTMENTS—100.34% (Cost $74,572,305)			$84,819,070

Liabilities in Excess of Other Assets—(0.34)%			(289,402)

NET ASSETS—100.00%			$84,529,668

*	Non Income Producing Security
+	This security or a portion of the security is out on loan at March 31, 2007.

Total loaned securities had a market value of $16,630,939 at March 31, 2007.

#	Security subject to call option written by the Fund.
@	As of October 31, 2006, Sea Containers Ltd., filed for Chapter 11 bankruptcy.

See Notes to Quarterly Schedule of Investments.

Schedule of Options Written

Company	Number of Contracts	Value
COVERED CALL OPTIONS WRITTEN
Adobe Systems, Inc.
expiring: April, 2007 at $42.50	35	(2,538)
AES Corp.
expiring: May, 2007 at $22.50	50	(2,250)
Affiliated Computer Services—A
expiring: April, 2007 at $55.00	10	(4,150)
Allied Waste Industries, Inc.
expiring: June, 2007 at $12.50	13	(910)
Alltell Corp.
expiring: April, 2007 at $65.00	5	(250)
American Electric Power, Inc.
expiring: May, 2007 at $45.00	7	(2,870)
Ameriprise Financial, Inc.
expiring: April, 2007 at $60.00	9	(293)
American Standard Cos, Inc.
expiring: April, 2007 at $50.00	6	(2,100)
AON Corp.
expiring: April, 2007 at $37.50	8	(800)
Anadarko Petroleum Corp.
expiring: April, 2007 at $40.00	20	(6,400)
expiring: May, 2007 at $40	22	(8,250)
Apple, Inc.
expiring: April, 2007 at $100.00	20	(850)
Applied Materials, Inc.
expiring: April, 2007 at $20	30	(75)
Archer-Daniels-Midland Co.
expiring: May, 2007 at $40.00	18	(1,170)
AT&T, Inc.
expiring: April, 2007 at $35.00	215	(95,675)
Baker Hughes, Inc.
expiring: April, 2007 at $65.00	6	(1,320)
Bank of America Corp.
expiring: May, 2007 at $50.00	40	(8,700)
expiring: May, 2007 at $55.00	80	(1,200)
expiring: August, 2007 at $52.50	17	(2,763)
Bank of New York Co., Inc.
expiring: April, 2007 at $40.00	15	(1,913)
Baxter International
expiring: May, 2007 at $52.50	15	(2,400)
Biogen Idec, Inc.
expiring: April, 2007 at $55.00	8	(20)
BMC Software, Inc.
expiring: May, 2007 at $35.00	10	(150)
Bristol-Myers Squibb Co.
expiring: June, 2007 at $27.50	300	(40,500)
expiring: September, 2007 at $30.00	30	(2,625)
Burlington Northern Santa Fe Corp.
expiring: April, 2007 at $80.00	5	(1,125)
Capital One Financial Corp.
expiring: June, 2007 at $90.00	6	(120)
Cardinal Health, Inc.
expiring: June, 2007 at $75.00	9	(1,440)
Cephalon, Inc.
expiring: May, 2007 at $65.00	50	(41,750)

Cisco Systems, Inc.
expiring: April, 2007 at $27.50	30	(225)
CIT Group, Inc.
expiring: April, 2007 at $60.00	18	(45)
Coca-Cola, Inc.
expiring: May, 2007 at $50.00	10	(250)
Colgate Palmolive
expiring: May, 2007 at $70.00	10	(275)
Comcast Corp.
expiring: April, 2007 at $30.00	15	(56)
expiring: July, 2007 at $27.50	25	(1,875)
ConocoPhillips
expiring: May, 2007 at $70.00	100	(18,500)
Continental Airlines
expiring: April, 2007 at $45.00	50	(500)
expiring: June, 2007 at $40.00	50	(9,750)
Corning, Inc.
expiring: May, 2007 at $22.50	27	(3,645)
CountryWide Financial Corp.
expiring: April, 2007 at $47.50	5	(13)
C.R. Bard, Inc.
expiring: April, 2007 at $90.00	8	(20)
CSX Corp.
expiring: May, 2007 at $45.00	25	(1,875)
CVS Corp.
expiring: May, 2007 at $35.00	9	(833)
Digene Corp.
expiring: April, 2007 at $40.00	80	(22,200)
Dillards, Inc.
expiring: May, 2007 at $35.00	234	(16,380)
Duke Energy Corp.
expiring: April, 2007 at $20.00	105	(5,250)
eBAY, Inc.
expiring: April, 2007 at $35.00	17	(850)
El Paso Corp.
expiring: July, 2007 at $15.00	99	(5,445)
Gilead Sciences, Inc.
expiring: May, 2007 at $75.00	12	(4,860)
Goldman Sachs Group, Inc.
expiring: April, 2007 at $220.00	9	(540)
Goodrich Corp.
expiring: May, 2007 at $50.00	5	(1,388)
Gymboree Corp.
expiring: April, 2007 at $40.00	150	(20,250)
Halliburton Co.
expiring: April, 2007 at $35.00	12	(150)
Hess Corp.
expiring: May, 2007 at $60.00	30	(2,850)
Honeywell International, Inc.
expiring: June, 2007 at $47.50	14	(1,540)
Hospira, Inc.
expiring: May, 2007 at $40.00	20	(4,850)
Humana, Inc.
expiring: May, 2007 at $65.00	8	(440)
IMS Health, Inc.
expiring: May, 2007 at $30.00	7	(543)
International Paper
expiring: April, 2007 at $37.50	11	(303)
Intuit, Inc.
expiring: April, 2007 at $32.50	10	(25)
JC Penny Co., Inc.
expiring: May, 2007 at $90.00	10	(800)
King Pharmaceuticals, Inc.
expiring: April, 2007 at $17.50	20	(4,650)
Lexmark International, Inc.
expiring: April, 2007 at $65.00	8	(60)
Limited Brands
expiring: May, 2007 at $30.00	11	(138)
McGraw-Hill Cos., Inc.
expiring: May, 2007 at $70.00	10	(250)
Medco Health Solutions, Inc.
expiring: April, 2007 at $55.00	8	(14,160)

Merck & Co., Inc.
expiring: April, 2007 at $45.00	164	(9,840)
Morgan Stanley
expiring: April, 2007 at $85.00	8	(120)
Motorola, Inc.
expiring: April, 2007 at $20.00	53	(398)
NCR Corp.
expiring: April, 2007 at $45.00	15	(4,538)
NBTYm Inc.
expiring: April, 2007 at $50.00	27	(9,990)
Nordstrom, Inc.
expiring: April, 2007 at $55.00	15	(975)
Norfolk Southern Corp.
expiring: June, 2007 at $55.00	8	(1,120)
Occidental Petroleum Corp.
expiring: May, 2007 at $50.00	30	(5,700)
Office Depot, Inc.
expiring: April, 2007 at $45.00	12	(30)
OfficeMax, Inc.
expiring: May, 2007 at $52.50	15	(3,863)
OM Group, Inc.
expiring: April, 2007 at $40.00	100	(52,500)
Paccar, Inc.
expiring: May, 2007 at $70.00	7	(3,815)
PepsiCo., Inc.
expiring: April, 2007 at $65.00	8	(180)
Pfizer, Inc.
expiring: June, 2007 at $25.00	400	(37,000)
expiring: June, 2007 at $27.5	19	(238)
Procter & Gamble Co.
expiring: April, 2007 at $65.00	10	(225)
Qualcomm, Inc.
expiring: April, 2007 at $45.00	15	(638)
expiring: April, 2007 at $37.5	38	(20,140)
Quest Diagnostics
expiring: May, 2007 at $55.00	27	(675)
Rowan Cos., Inc.
expiring: May, 2007 at $32.50	55	(8,525)
Sprint Nextel Corp.
expiring: May, 2007 at $19.00	128	(11,200)
Stryker Corp.
expiring: June, 2007 at $70.00	15	(1,838)
The Charles Schwab Corp.
expiring: June, 2007 at $20.00	60	(1,950)
Time Warner, Inc.
expiring: April, 2007 at $22.50	30	(75)
TXU Corp.
expiring: April, 2007 at $67.50	42	(1,260)
US Bancorp
expiring: June, 2007 at $37.50	81	(1,620)
Verizon Communications, Inc.
expiring: April, 2007 at $37.50	40	(2,600)
Washington Mutual, Inc.
expiring: April, 2007 at $45.00	160	(1,200)
The Walt Disney Co.
expiring: April, 2007 at $37.50	20	(50)
Yahoo!, Inc.
expiring: April, 2007 at $30.00	13	(2,600)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $552,668)		(565,294)

PUT OPTIONS WRITTEN
Albemarle Corp.
expiring: April, 2007 at $40.00	200	(7,500)
AT&T Corp.
expiring: April, 2007 at $35.00	100	(250)
expiring: May, 2007 at $37.50	110	(6,600)
Avnet, Inc.
expiring: May, 2007 at $35.00	150	(23,250)
Big Lots, Inc.
expiring: April, 2007 at $22.50	110	(275)
expiring: April, 2007 at $25.00	450	(3,375)
BMC Software, Inc.
expiring: May, 2007 at $30.00	400	(36,000)
Brush Engineered Materials
expiring: April, 2007 at $45.00	100	(5,500)
expiring: May, 2007 at $45.00	150	(23,250)
Cephalon, Inc.
expiring: April, 2007 at $70.00	70	(16,975)

expiring: May, 2007 at $70.00	70	(22,400)
Chesapeake Energy Corp.
expiring: April, 2007 at $27.50	146	(365)
Duke Energy Corp.
expiring: April, 2007 at $32.50	150	(2,250)
FEI Company
expiring: June, 2007 at $30.00	140	(5,950)
Guess, Inc.
expiring: May, 2007 at $40.00	150	(30,000)
Merck & Co., Inc.
expiring: April, 2007 at $45.00	150	(19,875)
NBTY, Inc.
expiring: April, 2007 at $50.00	100	(6,750)
Pfizer, Inc.
expiring: June, 2007 at $25.00	120	(8,400)
Rock-Tenn Company
expiring: April, 2007 at $35.00	50	(10,375)
Teletech Holdings
expiring: April, 2007 at $22.50	100	(500)
expiring: April, 2007 at $30.00	90	(675)
expiring: May, 2007 at $35.00	150	(23,250)
US Bancorp
expiring: June, 2007 at $35.00	200	(17,000)
Verizon Communications, Inc.
expiring: April, 2007 at $35.00	100	(750)
expiring: April, 2007 at $37.50	300	(15,750)
Washington Mutual
expiring: April, 2007 at $45.00	100	(45,500)

TOTAL PUT OPTIONS WRITTEN (Premiums received $468,312)		(332,765)

TOTAL OPTIONS WRITTEN (Premiums received $1,020,980)		(898,059)

BRIDGEWAY FUNDS, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

1.	Organization:

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Bridgeway is organized as a series fund which currently has 11 investment funds (collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index, and Balanced Funds.

Bridgeway is authorized to issue 1,000,000,000 shares of common stock at $0.001 per share for each Fund. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra Small Company Fund. 100,000,000 shares have been classified in the Ultra Small Company Market Fund. 10,000,000 shares have been classified in the Micro Cap Limited Fund. 100,000,000 of class N shares each have been classified into the Small Cap Growth, Small Cap Value, Large Cap Growth, and Large Cap Value Funds. 50,000,000 shares have classified into the Balanced Fund.

Amounts disclosed above for each Fund that have been authorized do not include Class R shares, of which there are none currently issued.

The Aggressive Investors 1 Fund and the Micro-Cap Limited Fund are closed to new investors. The Ultra-Small Company Fund is closed to all investors.

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra Small Company, Ultra Small Company Market, Micro Cap Limited, Small Cap Growth, Small Cap Value, and Large Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Balanced Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the Adviser for all of the Funds.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed in the preparation of the financial statements of the Funds.

Securities, Options, Futures and other Investments Valuation

Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the average of the best bid and best asked quotations. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Securities Lending

Upon lending its securities to third parties, the Fund receives compensation in the form of fees. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of March 31, 2007, the following Funds had securities on loan and received various fixed income securities as collateral with market values of:

Fund Name	Mkt Value of Securities on Loan	Mkt Value of Collateral (Fixed income securities)
Aggressive Investors 1 Fund	$125,730,920	$130,217,015
Aggressive Investors 2 Fund	$164,964,948	$171,928,882
Ultra Small Company Fund	$20,886,034	$22,129,719
Ultra Small Company Market Fund	$195,502,031	$206,122,344
Micro-Cap Limited Fund	$7,469,857	$7,756,020
Small Cap Growth Fund	$53,857,011	$56,266,516
Small Cap Value Fund	$41,659,796	$43,236,835
Large Cap Growth Fund	$42,397,171	$43,822,589

Large Cap Value Fund	$31,461,643	$32,555,293
Blue Chip 35 Index Fund	$18,955,493	$19,578,535
Balanced Fund	$16,630,939	$17,150,530

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Risks and Uncertainties

The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements and financial highlights.

Security Transactions, Expenses, Gains and Losses and Allocations

Bridgeway expenses that are not series fund specific are allocated to each series based upon its relative proportion of net assets to Bridgeway’s total net assets. Fees provided for under the Rule 12b-1 plan of a particular class of the fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Fund’s activities in the futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks on a periodic basis. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2007 none of the Funds had futures contracts open.

Options

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by the Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option that the Fund has written either expires on its stipulated expiration date, or if the Fund enters into closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that the Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

If a put option that the Fund has written is assigned, the amount of the premium originally received reduces the costs of the security that the Fund purchased upon exercise of the option. Buying calls increases the Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit the Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes. As of March 31, 2007, the Aggressive Investors 1 Fund and Aggressive Investors 2 Fund held $202,500 and $315,000 in purchased options, respectively.

Covered Call Options and Secured Puts

The Aggressive Investors 1 Fund, Aggressive Investors 2 Fund, and Balanced Fund may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Only Balanced Fund had outstanding written options as of March 31, 2007.

A summary of the option transactions written by the Balanced Fund follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2006	4,039	$509,455	4,886	$545,588
Positions Opened	15,306	2,044,983	19,427	2,082,948
Exercised	(7,096)	(910,014)	(2,911)	(360,132)
Expired	(5,847)	(753,815)	(12,320)	(1,199,956)
Closed	(2,542)	(337,941)	(5,126)	(600,136)
Split	86	—	—	—

Outstanding, March 31, 2007	3,946	$552,668	3,956	$468,312

Market Value, March 31, 2007		$565,294		$332,765

Indemnification

Under the Company’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

3.	Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax is provided.

Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Bridgeway Aggressive Investors 1 Fund
Aggregate unrealized gain	$62,430,250
Aggregate unrealized loss	(4,188,831)
Net gain (loss)	58,241,419
Cost of investments	$312,456,024

Bridgeway Aggressive Investors 2 Fund:
Aggregate unrealized gain	$96,592,968
Aggregate unrealized loss	(7,461,486)
Net gain (loss)	89,131,482
Cost of investments	$463,001,971

Bridgeway Ultra Small Company Fund
Aggregate unrealized gain	$34,357,733
Aggregate unrealized loss	(3,276,795)
Net gain (loss)	31,080,938
Cost of investments	$103,556,564

Bridgeway Ultra Small Company Market Fund:
Aggregate unrealized gain	$409,180,275
Aggregate unrealized loss	(45,028,581)
Net gain (loss)	364,151,694
Cost of investments	$812,097,377

Bridgeway Micro Cap Limited Fund:
Aggregate unrealized gain	$9,942,890
Aggregate unrealized loss	(2,009,811)
Net gain (loss)	7,933,079
Cost of investments	$55,652,050

Bridgeway Small-Cap Growth Fund
Aggregate unrealized gain	$41,713,353
Aggregate unrealized loss	(5,106,341)
Net gain (loss)	36,607,012
Cost of investments	$129,099,667

Bridgeway Small-Cap Value Fund
Aggregate unrealized gain	$59,694,249
Aggregate unrealized loss	(5,772,062)
Net gain (loss)	53,922,187
Cost of investments	$189,365,413

Bridgeway Large-Cap Growth Fund
Aggregate unrealized gain	$22,726,529
Aggregate unrealized loss	(2,019,940)
Net gain (loss)	20,706,589
Cost of investments	$93,972,001

Bridgeway Large-Cap Value Fund
Aggregate unrealized gain	$16,875,337
Aggregate unrealized loss	(1,043,602)
Net gain (loss)	15,831,735
Cost of investments	$78,695,749

Bridgeway Blue Chip 35 Index Fund:
Aggregate unrealized gain	$10,335,578
Aggregate unrealized loss	(629,659)
Net gain (loss)	9,705,919
Cost of investments	$68,017,954

Bridgeway Balanced Fund*:
Aggregate unrealized gain	$10,704,945
Aggregate unrealized loss	(458,180)
Net gain (loss)	10,246,765
Cost of investments	$74,572,305

*	Does not include written options.

Item 2.	Controls and Procedures.

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant BRIDGEWAY FUNDS, INC.

By	/s/ Michael D. Mulcahy
Michael D. Mulcahy President and Principal Executive Officer

Date	5/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael D. Mulcahy
Michael D. Mulcahy President and Principal Executive Officer

Date	5/29/07

By	/s/ Linda Giuffre
Linda Giuffre Treasurer and Principal Financial Officer

Date	5/29/07